Intermediate Bond Fund of America®
Investment portfolio
November 30, 2023
unaudited

Bonds, notes & other debt instruments 97.75% Mortgage-backed obligations 44.38% Federal agency mortgage-backed obligations 35.58%	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	USD2,000	$1,512
Fannie Mae Pool #458079 9.00% 11/20/2026[1]	1	1
Fannie Mae Pool #AB4213 3.00% 1/1/2027[1]	518	504
Fannie Mae Pool #AJ9184 3.50% 1/1/2027[1]	941	919
Fannie Mae Pool #AB4920 3.00% 4/1/2027[1]	3,698	3,582
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]	1	1
Fannie Mae Pool #AJ3916 3.00% 4/1/2027[1]	— [2]	— [2]
Fannie Mae Pool #AX3593 3.00% 6/1/2027[1]	1,651	1,602
Fannie Mae Pool #AO7778 3.00% 7/1/2027[1]	458	443
Fannie Mae Pool #310129 3.50% 7/1/2027[1]	2,130	2,076
Fannie Mae Pool #AB7551 3.00% 1/1/2028[1]	121	116
Fannie Mae Pool #AR9883 3.00% 4/1/2028[1]	112	108
Fannie Mae Pool #AT0321 3.50% 4/1/2028[1]	153	148
Fannie Mae Pool #AT4968 3.00% 5/1/2028[1]	321	309
Fannie Mae Pool #AB9654 3.00% 6/1/2028[1]	2,606	2,509
Fannie Mae Pool #AB9935 3.00% 7/1/2028[1]	2,520	2,425
Fannie Mae Pool #AS0192 3.00% 8/1/2028[1]	3,714	3,573
Fannie Mae Pool #AS0113 3.50% 8/1/2028[1]	1,449	1,407
Fannie Mae Pool #AU6794 3.00% 9/1/2028[1]	9	8
Fannie Mae Pool #AU6682 3.00% 9/1/2028[1]	2	2
Fannie Mae Pool #AU6684 3.50% 9/1/2028[1]	5,284	5,129
Fannie Mae Pool #AS0503 3.50% 9/1/2028[1]	4,399	4,269
Fannie Mae Pool #AU8095 3.50% 9/1/2028[1]	644	625
Fannie Mae Pool #AS0756 3.00% 10/1/2028[1]	3,592	3,452
Fannie Mae Pool #AU7549 3.50% 10/1/2028[1]	2,060	2,000
Fannie Mae Pool #AS1063 3.00% 11/1/2028[1]	5,838	5,608
Fannie Mae Pool #AS0904 3.50% 11/1/2028[1]	2,884	2,802
Fannie Mae Pool #AS1071 3.50% 11/1/2028[1]	2,601	2,527
Fannie Mae Pool #AS0905 3.50% 11/1/2028[1]	2,271	2,207
Fannie Mae Pool #AV0637 3.50% 11/1/2028[1]	247	240
Fannie Mae Pool #AS1296 3.00% 12/1/2028[1]	4,242	4,074
Fannie Mae Pool #AV4997 3.50% 1/1/2029[1]	2,868	2,779
Fannie Mae Pool #AL4843 3.50% 2/1/2029[1]	3,262	3,170
Fannie Mae Pool #AS1641 3.50% 2/1/2029[1]	2,078	2,019
Fannie Mae Pool #AS1639 3.50% 2/1/2029[1]	1,109	1,077
Fannie Mae Pool #AW4349 3.00% 4/1/2029[1]	1	1
Fannie Mae Pool #AW1249 3.00% 5/1/2029[1]	328	314
Fannie Mae Pool #AL5688 3.50% 8/1/2029[1]	5,009	4,866
Fannie Mae Pool #AX1256 3.50% 8/1/2029[1]	480	467
Fannie Mae Pool #AX1293 3.50% 9/1/2029[1]	1,639	1,574
Fannie Mae Pool #AL6368 3.00% 10/1/2029[1]	1,441	1,382
Fannie Mae Pool #AL6140 3.50% 12/1/2029[1]	7,092	6,814
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	63	61
Fannie Mae Pool #AY2719 3.00% 2/1/2030[1]	119	114
Fannie Mae Pool #AZ3371 3.50% 7/1/2030[1]	3,383	3,287
Intermediate Bond Fund of America — Page 1 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL7141 3.50% 7/1/2030[1]	USD1,118	$1,086
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	81	79
Fannie Mae Pool #BM3501 3.00% 4/1/2032[1]	162	156
Fannie Mae Pool #BJ9182 3.00% 5/1/2033[1]	918	855
Fannie Mae Pool #BN3184 3.00% 6/1/2033[1]	248	233
Fannie Mae Pool #BJ6880 3.00% 6/1/2033[1]	21	20
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	4	4
Fannie Mae Pool #MA3463 4.00% 9/1/2033[1]	8,103	7,823
Fannie Mae Pool #BN1087 4.00% 1/1/2034[1]	7	7
Fannie Mae Pool #BK0499 3.00% 12/1/2034[1]	65	60
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	24	24
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	16	17
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	36	36
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	144	144
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	61	61
Fannie Mae Pool #AB1084 5.50% 5/1/2040[1]	101	103
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	2,556	2,135
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	2,875	2,381
Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]	33,085	27,454
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	27,005	22,362
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	237	235
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	54,715	45,304
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	12,921	10,700
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	5,062	4,191
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	96,699	80,059
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	8,785	7,302
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	230	215
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	104	104
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	23,098	19,122
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	66	66
Fannie Mae Pool #FS0305 1.50% 1/1/2042[1]	39,155	30,868
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	5,399	4,491
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	129	128
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	5,126	4,244
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	1,755	1,453
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	327	300
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	161	146
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	44	41
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	74	68
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,522	1,392
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	496	450
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	70	64
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	48	43
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	106	97
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	839	760
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	32,486	29,297
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	1,194	1,045
Fannie Mae Pool #AS8583 3.50% 1/1/2047[1]	18,076	16,242
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	1,469	1,278
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	692	622
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	227	205
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	105	95
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	91	83
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	47	42
Intermediate Bond Fund of America — Page 2 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	USD48	$45
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,234	1,147
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	29,254	26,258
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	527	473
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	683	634
Fannie Mae Pool #BK4873 5.00% 5/1/2048[1]	216	211
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	921	854
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	294	272
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	116	112
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	359	334
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	2,182	2,250
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	8,448	7,622
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	5,702	5,114
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,424	1,274
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	7,417	6,664
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	4,218	3,776
Fannie Mae Pool #CA5333 3.00% 3/1/2050[1]	51,590	44,350
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	22,614	19,250
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]	5,373	4,801
Fannie Mae Pool #CA5731 3.00% 5/1/2050[1]	43,282	37,071
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	4,084	3,369
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	174	149
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	11,359	9,352
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	90	77
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	3	2
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	330	282
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	146	124
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	9,532	7,761
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	5,829	4,812
Fannie Mae Pool #FM4969 2.00% 12/1/2050[1]	4,890	3,850
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,821	1,429
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]	5,481	4,738
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	93	79
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	6,224	4,881
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	50	42
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	18,845	15,498
Fannie Mae Pool #BR4075 2.00% 3/1/2051[1]	15,885	12,438
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	9,547	7,478
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	86	67
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	21,918	18,855
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	1,435	1,221
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	173	148
Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]	40,258	31,455
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	51	40
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	3,676	3,002
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	135	115
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	1,524	1,250
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	6,231	5,302
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	398	312
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	8,818	7,246
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	4,268	3,525
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	9,895	8,438
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	4,260	3,650
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	2,778	2,362
Intermediate Bond Fund of America — Page 3 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	USD1,232	$1,056
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	27,469	22,853
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	15,691	12,833
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	14,290	11,711
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]	14,061	11,523
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	6,896	5,643
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]	5,952	4,891
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	5,413	4,436
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	5,346	4,392
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	4,592	3,778
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	6,303	5,443
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,214	1,041
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	12,874	10,955
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	2,867	2,439
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	42,375	33,025
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	23,219	18,093
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	6,081	4,762
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	1,663	1,362
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	4,831	4,168
Fannie Mae Pool #BT8263 4.50% 6/1/2052[1]	50	47
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	3,392	3,084
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]	834	842
Fannie Mae Pool #CB4421 5.50% 8/1/2052[1]	285	281
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	100,851	91,662
Fannie Mae Pool #BV0952 4.50% 9/1/2052[1]	1,007	944
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	784	735
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	20,920	19,615
Fannie Mae Pool #BW1215 4.50% 10/1/2052[1]	2,462	2,308
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	8,075	7,977
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	7,161	7,076
Fannie Mae Pool #BW1209 5.50% 10/1/2052[1]	778	768
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	3,608	3,384
Fannie Mae Pool #BX3101 5.50% 11/1/2052[1]	185	183
Fannie Mae Pool #BX1043 5.50% 11/1/2052[1]	144	142
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	20,168	19,919
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	73,200	66,545
Fannie Mae Pool #FS5675 4.50% 1/1/2053[1]	27,877	26,139
Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]	3,028	2,988
Fannie Mae Pool #BX5592 5.50% 1/1/2053[1]	1,002	990
Fannie Mae Pool #BX3744 5.50% 1/1/2053[1]	865	854
Fannie Mae Pool #BX0856 5.50% 1/1/2053[1]	28	28
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	18,805	18,885
Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]	472	473
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	19,489	19,221
Fannie Mae Pool #BX7551 5.50% 2/1/2053[1]	2,579	2,544
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	9,603	9,653
Fannie Mae Pool #BX9111 5.50% 3/1/2053[1]	2,203	2,173
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	1,960	1,936
Fannie Mae Pool #BX7555 5.50% 3/1/2053[1]	1,230	1,214
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	1,118	1,103
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	9,560	9,600
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	33,096	32,656
Fannie Mae Pool #BX9999 5.50% 4/1/2053[1]	3,605	3,555
Fannie Mae Pool #BX8883 5.50% 4/1/2053[1]	2,469	2,435
Intermediate Bond Fund of America — Page 4 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BY3206 5.50% 4/1/2053[1]	USD2,172	$2,145
Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	1,958	1,932
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	1,781	1,757
Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]	1,706	1,684
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	29,619	29,753
Fannie Mae Pool #CB6597 6.00% 4/1/2053[1]	474	476
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	5,884	6,028
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	8,772	8,458
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	22,606	22,307
Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	2,724	2,690
Fannie Mae Pool #BY2505 5.50% 5/1/2053[1]	2,330	2,297
Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]	2,285	2,254
Fannie Mae Pool #BY3207 5.50% 5/1/2053[1]	1,890	1,864
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,192	1,176
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	78,354	78,636
Fannie Mae Pool #BY1721 6.00% 5/1/2053[1]	6,335	6,364
Fannie Mae Pool #BY2260 6.00% 5/1/2053[1]	1,094	1,098
Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]	6,430	6,027
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	60,369	59,521
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	29,118	28,750
Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]	1,209	1,193
Fannie Mae Pool #BY4218 5.50% 6/1/2053[1]	995	981
Fannie Mae Pool #BY5242 5.50% 6/1/2053[1]	43	43
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	119,269	119,679
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	31,387	31,514
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	19,568	19,677
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	14,070	14,139
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	10,992	11,043
Fannie Mae Pool #BW5303 6.00% 6/1/2053[1]	365	366
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	22,061	22,511
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	7,668	7,795
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	5,532	5,634
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	21,876	20,503
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	44,519	42,870
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	97,856	96,520
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	2,180	2,187
Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	8,843	8,287
Fannie Mae Pool #MA5108 6.00% 8/1/2053[1]	192,567	193,229
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	124,946	125,375
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	12,892	11,196
Fannie Mae Pool #BM6736 4.50% 11/1/2059[1]	1,400	1,320
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	8,587	7,458
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	5,491	4,851
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	10,432	8,525
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]	2,839	2,357
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	3,323	3,124
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]	83	88
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	161	170
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	32	32
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.623% 5/25/2024[1,3]	706	703
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.664% 7/25/2024[1,3]	879	862
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.623% 11/25/2024[1,3]	696	679
Intermediate Bond Fund of America — Page 5 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036[1]	USD103	$91
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037[1]	355	304
Freddie Mac Pool #G14278 3.50% 10/1/2026[1]	2,467	2,415
Freddie Mac Pool #J17236 3.50% 11/1/2026[1]	532	521
Freddie Mac Pool #ZK3828 3.00% 1/1/2027[1]	659	639
Freddie Mac Pool #G14502 3.00% 2/1/2027[1]	1,229	1,192
Freddie Mac Pool #ZK3899 3.00% 2/1/2027[1]	163	158
Freddie Mac Pool #ZK3929 3.00% 3/1/2027[1]	378	366
Freddie Mac Pool #ZK3934 3.00% 3/1/2027[1]	78	76
Freddie Mac Pool #ZK6134 3.00% 10/1/2028[1]	2,773	2,668
Freddie Mac Pool #ZK6157 3.00% 10/1/2028[1]	2,599	2,499
Freddie Mac Pool #J25843 3.50% 10/1/2028[1]	1,200	1,168
Freddie Mac Pool #ZA3673 3.00% 11/1/2028[1]	5,631	5,412
Freddie Mac Pool #V60341 3.00% 11/1/2028[1]	3,196	3,075
Freddie Mac Pool #ZK6172 3.00% 11/1/2028[1]	1,317	1,266
Freddie Mac Pool #J26473 3.50% 11/1/2028[1]	3,376	3,280
Freddie Mac Pool #J26343 3.50% 11/1/2028[1]	1,167	1,133
Freddie Mac Pool #V60362 3.00% 12/1/2028[1]	2,058	1,981
Freddie Mac Pool #G14942 3.50% 12/1/2028[1]	4,577	4,448
Freddie Mac Pool #V60368 3.50% 12/1/2028[1]	2,293	2,231
Freddie Mac Pool #V60448 3.00% 1/1/2029[1]	2,432	2,339
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,040	1,002
Freddie Mac Pool #ZA3699 3.00% 2/1/2029[1]	4,141	3,976
Freddie Mac Pool #V60493 3.00% 2/1/2029[1]	3,205	3,069
Freddie Mac Pool #J27240 3.50% 2/1/2029[1]	1,647	1,602
Freddie Mac Pool #J27711 3.50% 3/1/2029[1]	135	131
Freddie Mac Pool #ZS8526 3.00% 5/1/2029[1]	24	23
Freddie Mac Pool #J28177 3.50% 5/1/2029[1]	1,149	1,107
Freddie Mac Pool #J28422 3.50% 6/1/2029[1]	1,763	1,715
Freddie Mac Pool #ZS6995 3.00% 8/1/2029[1]	2,528	2,425
Freddie Mac Pool #J28964 3.50% 8/1/2029[1]	553	538
Freddie Mac Pool #J29039 3.50% 8/1/2029[1]	353	344
Freddie Mac Pool #J28885 3.50% 8/1/2029[1]	162	156
Freddie Mac Pool #G15175 3.00% 9/1/2029[1]	4,995	4,798
Freddie Mac Pool #V60616 3.00% 9/1/2029[1]	3,439	3,303
Freddie Mac Pool #ZA3742 3.00% 11/1/2029[1]	4,434	4,253
Freddie Mac Pool #V60622 3.00% 11/1/2029[1]	2,675	2,569
Freddie Mac Pool #V60651 3.00% 11/1/2029[1]	2,269	2,180
Freddie Mac Pool #ZA3750 3.00% 12/1/2029[1]	2,790	2,676
Freddie Mac Pool #J30209 3.50% 12/1/2029[1]	76	74
Freddie Mac Pool #ZK7089 3.00% 1/1/2030[1]	3,017	2,869
Freddie Mac Pool #ZA3774 3.00% 3/1/2030[1]	4,335	4,136
Freddie Mac Pool #J32008 3.00% 6/1/2030[1]	2,347	2,243
Freddie Mac Pool #J33952 3.00% 3/1/2031[1]	687	648
Freddie Mac Pool #J36382 3.50% 2/1/2032[1]	266	258
Freddie Mac Pool #J36383 3.50% 2/1/2032[1]	173	167
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	66	61
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	2,340	1,954
Freddie Mac Pool #RB5105 2.00% 3/1/2041[1]	49,484	41,151
Freddie Mac Pool #RB5114 2.00% 6/1/2041[1]	45,889	37,991
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	4,135	3,424
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	57,003	47,191
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	88,832	73,459
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	8,067	6,679
Intermediate Bond Fund of America — Page 6 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	USD1,337	$1,107
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	19,310	15,986
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	5,993	4,961
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	25,133	20,729
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	1,712	1,416
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	31	29
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	354	325
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	499	457
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	405	369
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	390	355
Freddie Mac Pool #760012 3.113% 4/1/2045[1,3]	877	855
Freddie Mac Pool #760013 3.194% 4/1/2045[1,3]	464	454
Freddie Mac Pool #760014 2.71% 8/1/2045[1,3]	1,423	1,358
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	5,195	4,715
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	1,923	1,738
Freddie Mac Pool #760015 2.577% 1/1/2047[1,3]	2,367	2,220
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	644	573
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	801	713
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	964	867
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	683	613
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	679	610
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	664	597
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	516	464
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	482	433
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	407	365
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	278	251
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	197	178
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	195	176
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	6,740	6,271
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	223	199
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	658	611
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	597	554
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	300	279
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	348	313
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	232	209
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	187	168
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	923	856
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,376	1,315
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	758	723
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	509	486
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	2,340	2,094
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	21,674	19,374
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	674	603
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	5,243	4,711
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	5,113	4,594
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	4,575	3,936
Freddie Mac Pool #RA2457 3.00% 4/1/2050[1]	9,759	8,357
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	358	305
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	150	128
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	4,343	3,589
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	32,681	25,639
Freddie Mac Pool #SD7528 2.00% 11/1/2050[1]	8,860	7,008
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	297	233
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	495	387
Intermediate Bond Fund of America — Page 7 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	USD53,478	$41,861
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	3,593	2,933
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	70	59
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	14,957	12,314
Freddie Mac Pool #RA5782 2.50% 9/1/2051[1]	6,031	4,942
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	107,036	91,882
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	76	65
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	12,444	10,583
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	4,670	3,647
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	4,069	3,335
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	4,026	3,311
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	156	132
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	12,103	9,918
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	14	12
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	2,853	2,341
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	25,550	22,005
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	9,928	8,861
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	1,050	926
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	56,581	48,413
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	6,511	5,350
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	15,240	13,376
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	79	72
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	10,037	9,411
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	5,665	5,152
Freddie Mac Pool #QE9425 4.50% 8/1/2052[1]	1,449	1,359
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	210	197
Freddie Mac Pool #QE7695 5.00% 8/1/2052[1]	17,041	16,428
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	62,493	56,785
Freddie Mac Pool #QE9448 4.50% 9/1/2052[1]	21,316	19,983
Freddie Mac Pool #QE8940 4.50% 9/1/2052[1]	12,864	12,067
Freddie Mac Pool #QF0616 4.50% 9/1/2052[1]	4,095	3,840
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	964	903
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	239	224
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	143	134
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	65,445	63,197
Freddie Mac Pool #QF0107 5.50% 9/1/2052[1]	879	868
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	22,031	20,656
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	1,395	1,308
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	95	89
Freddie Mac Pool #QF1573 5.50% 10/1/2052[1]	754	745
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	23,160	22,863
Freddie Mac Pool #QF3715 5.50% 11/1/2052[1]	824	814
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	77,116	74,391
Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]	1,168	1,152
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	2,491	2,399
Freddie Mac Pool #QF5387 5.50% 1/1/2053[1]	136	134
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	192,183	192,961
Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]	2,356	2,327
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	2,167	2,139
Freddie Mac Pool #QF7073 5.50% 2/1/2053[1]	1,904	1,879
Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]	1,048	1,034
Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]	752	742
Freddie Mac Pool #QF6948 5.50% 2/1/2053[1]	418	412
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	115,609	116,076
Intermediate Bond Fund of America — Page 8 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	USD4,869	$4,806
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	14,206	13,702
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	6,951	6,693
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	38,588	38,057
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	2,622	2,588
Freddie Mac Pool #QG2749 5.50% 4/1/2053[1]	1,372	1,353
Freddie Mac Pool #QG0979 5.50% 4/1/2053[1]	1,350	1,332
Freddie Mac Pool #QG1387 5.50% 4/1/2053[1]	1,145	1,130
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	96	90
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	125,638	123,891
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	8,076	7,972
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	2,736	2,697
Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]	1,808	1,783
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	10,977	11,015
Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	2,991	3,058
Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]	6,888	6,455
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	4,583	4,413
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	75,154	74,097
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	1,271	1,253
Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]	1,167	1,152
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	953	940
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	58,822	59,024
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	10,232	10,282
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	9,607	9,669
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	6,869	6,900
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	6,276	6,298
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	4,409	4,476
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	8,048	8,199
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	6,987	7,117
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	6,480	6,638
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	6,298	6,470
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	4,397	4,527
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	3,407	3,483
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	2,420	2,460
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	1,783	1,839
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	70,777	68,153
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	254,074	250,503
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	19,360	19,447
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	292,422	297,355
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	49,876	50,076
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	71,764	72,952
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]	2,069	1,793
Freddie Mac, Series T041, Class 3A, 4.361% 7/25/2032[1,3]	119	111
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]	812	789
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[1,3]	10,726	10,515
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[1]	500	486
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[1]	20,769	20,017
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[1]	16,381	16,011
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]	5,181	5,032
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 12/25/2025[1]	1,000	960
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026[1]	1,000	944
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026[1]	1,000	956
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]	3,000	2,882
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]	7,250	7,000
Intermediate Bond Fund of America — Page 9 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]	USD8,252	$7,778
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[1]	5,000	4,677
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	2,113	1,852
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	44,953	43,716
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]	5,358	4,445
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]	4,990	4,112
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]	3,000	2,473
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]	2,536	2,104
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,3]	1,005	921
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]	1,558	1,426
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[1]	6,000	5,500
Freddie Mac, Series K155, Class A2, Multi Family, 4.25% 4/25/2033[1]	3,000	2,840
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]	52	44
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036[1]	303	269
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	194	174
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037[1]	71	56
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	5,599	5,070
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	5,388	4,483
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,091	900
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	5,805	5,276
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	5,695	5,158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	5,739	4,760
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	5,613	4,864
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	2,915	2,539
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	18,271	16,931
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	7,219	6,254
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	7,533	6,512
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	2,769	2,550
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	2,585	2,235
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	2,185	1,894
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	582	537
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	4,014	3,612
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	931	875
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	12,314	11,556
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	29,461	26,691
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	17,336	15,671
Government National Mortgage Assn. 2.50% 12/1/2053[1,4]	5,717	4,773
Government National Mortgage Assn. 3.00% 12/1/2053[1,4]	17,523	15,160
Government National Mortgage Assn. 3.50% 12/1/2053[1,4]	19,740	17,647
Government National Mortgage Assn. 4.00% 12/1/2053[1,4]	7,149	6,586
Government National Mortgage Assn. 4.50% 12/1/2053[1,4]	41,120	38,888
Government National Mortgage Assn. 6.50% 12/1/2053[1,4]	306	312
Government National Mortgage Assn. 3.00% 1/1/2054[1,4]	54,227	46,941
Government National Mortgage Assn. 5.50% 1/1/2054[1,4]	128,247	127,303
Government National Mortgage Assn. 6.00% 1/1/2054[1,4]	9,507	9,575
Government National Mortgage Assn. 6.50% 1/1/2054[1,4]	16,750	17,025
Government National Mortgage Assn. Pool #5306 4.50% 2/20/2042[1]	6	6
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	21,999	20,607
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	3	3
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	5	5
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	53,787	43,494
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	28,938	24,195
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	7,332	6,035
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	5,324	4,373
Intermediate Bond Fund of America — Page 10 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	USD6,716	$5,497
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	3,476	2,870
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	6,345	5,209
Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052[1]	410	388
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	10,254	7,453
Uniform Mortgage-Backed Security 2.00% 12/1/2038[1,4]	7,550	6,595
Uniform Mortgage-Backed Security 2.50% 12/1/2038[1,4]	12,250	11,015
Uniform Mortgage-Backed Security 3.00% 12/1/2038[1,4]	1,421	1,309
Uniform Mortgage-Backed Security 4.00% 12/1/2038[1,4]	4,310	4,143
Uniform Mortgage-Backed Security 2.00% 1/1/2039[1,4]	2,000	1,749
Uniform Mortgage-Backed Security 2.50% 1/1/2039[1,4]	1,750	1,576
Uniform Mortgage-Backed Security 4.00% 1/1/2039[1,4]	3,690	3,549
Uniform Mortgage-Backed Security 2.00% 12/1/2053[1,4]	16,485	12,806
Uniform Mortgage-Backed Security 2.50% 12/1/2053[1,4]	49,933	40,434
Uniform Mortgage-Backed Security 3.00% 12/1/2053[1,4]	26,127	22,025
Uniform Mortgage-Backed Security 4.00% 12/1/2053[1,4]	24,877	22,587
Uniform Mortgage-Backed Security 4.50% 12/1/2053[1,4]	42,796	40,073
Uniform Mortgage-Backed Security 5.00% 12/1/2053[1,4]	71,621	68,924
Uniform Mortgage-Backed Security 5.50% 12/1/2053[1,4]	21,890	21,570
Uniform Mortgage-Backed Security 6.00% 12/1/2053[1,4]	211,077	211,679
Uniform Mortgage-Backed Security 6.50% 12/1/2053[1,4]	116,812	118,664
Uniform Mortgage-Backed Security 2.00% 1/1/2054[1,4]	72,206	56,180
Uniform Mortgage-Backed Security 2.50% 1/1/2054[1,4]	52,000	42,165
Uniform Mortgage-Backed Security 3.50% 1/1/2054[1,4]	83,928	73,665
Uniform Mortgage-Backed Security 4.00% 1/1/2054[1,4]	65,851	59,820
Uniform Mortgage-Backed Security 4.50% 1/1/2054[1,4]	64,798	60,722
Uniform Mortgage-Backed Security 5.00% 1/1/2054[1,4]	324,962	312,914
Uniform Mortgage-Backed Security 5.50% 1/1/2054[1,4]	58,960	58,108
Uniform Mortgage-Backed Security 6.00% 1/1/2054[1,4]	1,036,974	1,039,651
Uniform Mortgage-Backed Security 6.50% 1/1/2054[1,4]	207,946	211,122
Uniform Mortgage-Backed Security 7.00% 1/1/2054[1,4]	293,370	300,738
		8,351,268
Commercial mortgage-backed securities 4.57%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.466% 11/15/2055[1,3]	3,412	3,250
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[1,5]	3,500	3,201
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,5]	2,286	2,105
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 5/15/2053[1,5]	1,500	1,276
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	3,750	3,574
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class A5, 5.937% 10/15/2032[1,3]	2,000	2,032
Bank Commercial Mortgage Trust, Series 2022-BNK39, Class A4, 2.928% 2/15/2055[1,3]	229	189
Bank Commercial Mortgage Trust, Series 2022-BNK42, Class A5, 4.493% 6/15/2055[1,3]	1,000	924
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[1,3]	12,870	13,082
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[1,3]	3,909	4,025
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	9,814	8,376
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]	7,587	6,624
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	2,157	1,774
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,5]	17,496	16,521
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.242% 3/15/2037[1,3,5]	2,539	2,354
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class A5, 3.662% 4/15/2055[1,3]	4,170	3,614
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class A5, 5.576% 7/15/2056[1]	2,000	1,998
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class A5, 6.804% 11/15/2056[1,3]	3,000	3,262
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056[1,3]	777	808
Intermediate Bond Fund of America — Page 11 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,3]	USD3,050	$2,806
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	4,103	3,815
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051[1,3]	8,784	7,898
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]	5,140	4,674
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]	2,202	1,773
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]	2,000	1,530
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]	1,500	1,138
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	11,000	8,528
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]	7,000	5,363
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[1]	1,000	784
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]	8,950	7,435
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.593% 5/15/2055[1,3]	14,428	12,796
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 7/15/2055[1,3]	2,895	2,646
Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.363% 7/15/2056[1]	6,433	6,592
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]	1,650	1,428
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,3]	10,757	11,060
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[1,3]	2,661	2,724
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]	5,500	5,590
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.093% 5/15/2039[1,3,5]	18,453	18,328
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.221% 4/15/2037[1,3,5]	32,015	31,512
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.438% 6/15/2027[1,3,5]	27,203	27,264
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.026% 9/15/2034[1,3,5]	40,644	39,666
BX Trust, Series 2018-GW, Class A, (1-month USD CME Term SOFR + 1.097%) 6.487% 5/15/2035[1,3,5]	1,684	1,665
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.137% 9/15/2036[1,3,5]	50,563	49,102
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.387% 9/15/2036[1,3,5]	5,089	4,936
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.336% 10/15/2036[1,3,5]	47,790	46,479
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.814% 4/15/2037[1,3,5]	12,073	11,909
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.107% 6/15/2038[1,3,5]	28,786	28,261
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.307% 6/15/2038[1,3,5]	5,685	5,543
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.537% 6/15/2038[1,3,5]	2,852	2,777
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.287% 11/15/2038[1,3,5]	22,909	22,489
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.313% 2/15/2039[1,3,5]	18,217	17,794
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.774% 8/15/2039[1,3,5]	8,520	8,534
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,5]	8,755	7,977
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]	2,000	1,819
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]	8,609	7,876
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,3,5]	67,170	66,715
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[1,3,5]	14,000	14,122
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]	1,500	1,393
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[1]	1,600	1,572
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]	5,000	4,565
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]	11,864	11,407
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]	510	423
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2/10/2035[1,5]	1,000	950
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[1,5]	32	29
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[1,3]	11,238	11,208
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[1]	1,768	1,757
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[1]	2,500	2,466
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[1,3]	3,000	2,864
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[1]	1,821	1,776
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]	5,975	5,459
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]	2,188	2,143
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]	851	786
Intermediate Bond Fund of America — Page 12 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.707% 11/18/2048[1,3]	USD138	$123
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	2,375	2,204
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]	3,000	2,553
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	2,760	2,671
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,5]	9,316	9,353
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	150	138
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 5/25/2065[1,3,5]	394	380
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027)[1,5,6]	4,507	4,449
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.517% 7/15/2038[1,3,5]	16,860	16,681
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.817% 7/15/2038[1,3,5]	2,697	2,646
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	15,804	15,711
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,5]	9,055	8,718
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,5]	13,733	14,053
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,5]	6,935	5,384
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.357% 7/15/2025[1,3,5]	11,435	11,257
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[1,3,5]	1,548	1,487
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	2,772	2,700
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]	2,581	2,407
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382% 5/10/2050[1]	1,834	1,755
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	4,830	4,361
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,809	1,476
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]	2,975	2,299
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.52% 5/17/2038[1,3,5]	29,000	28,696
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038[1,5]	795	744
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[1]	2,162	2,148
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]	5,333	4,870
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	14,140	11,569
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,5]	1,735	1,318
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,5]	16,514	12,969
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]	1,000	934
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]	1,000	925
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,5]	19,418	16,804
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.238% 4/15/2038[1,3,5]	17,180	16,992
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 4/15/2047[1]	8	8
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]	2,942	2,895
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	1,500	1,434
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[1]	14,000	13,454
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	1,000	944
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	400	370
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.747% 3/15/2049[1,3]	138	121
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,5]	14,718	13,441
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,5]	1,164	971
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.587% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,5,6]	12,300	11,230
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.937% 5/15/2038[1,3,5]	2,472	2,172
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.014% 7/15/2036[1,3,5]	12,480	12,217
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.168% 11/15/2038[1,3,5]	37,502	36,845
Intermediate Bond Fund of America — Page 13 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.323% 1/15/2039[1,3,5]	USD38,092	$37,162
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]	800	774
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[1]	8,750	8,422
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]	3,000	2,884
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,3]	2,779	2,622
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.216% 5/15/2048[1,3]	138	122
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]	4,000	3,820
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]	9,455	8,776
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[1]	4,000	3,940
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]	11,000	10,150
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,5]	1,000	860
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.646% 9/17/2057[1,3]	2,250	2,099
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]	8,400	8,035
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.696% 9/15/2058[1,3]	1,690	1,530
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	1,000	945
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]	5,000	4,573
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[1,3]	4,900	4,830
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[1]	1,500	1,458
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[1]	9,581	9,384
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.112% 11/15/2027[1,3,5]	19,755	19,802
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[1,3,5]	2,077	2,028
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037[1,3,5]	891	864
		1,073,092
Collateralized mortgage-backed obligations (privately originated) 4.23%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 8/27/2046[1,3,5]	406	348
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 6.192% 10/25/2035[1,3]	1,200	1,165
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,5]	11,257	9,004
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3,5]	4,132	3,807
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]	1,453	1,335
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	12,999	11,859
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,3,5]	15,350	13,665
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,5]	6,300	5,636
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,5]	4,076	3,866
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	8,637	7,613
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[1,5,6]	2,371	2,183
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,5,6]	1,180	1,147
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,5,6]	15,421	15,144
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,5,6]	15,929	14,639
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049[1,3,5]	1,014	949
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]	1,255	1,070
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,5]	14,907	14,383
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,3,5]	527	495
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,5]	7,784	7,517
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,5]	45,354	43,364
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,3,5]	4,265	4,225
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]	2,463	2,295
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 7/25/2049[1,3,5]	254	219
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,5]	2,718	2,668
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]	39,268	35,851
Intermediate Bond Fund of America — Page 14 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,5]	USD1,784	$1,606
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,5]	10,000	8,900
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,5,6]	9,192	9,101
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 3/25/2065[1,5]	31	31
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]	1,721	1,430
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (30-day Average USD-SOFR + 4.514%) 9.843% 1/25/2024[1,3]	8,868	8,907
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (30-day Average USD-SOFR + 2.714%) 8.043% 5/25/2024[1,3]	4,262	4,295
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.343% 11/25/2024[1,3]	1,135	1,172
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.078% 10/25/2041[1,3,5]	318	317
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.728% 12/25/2042[1,3,5]	9,251	9,415
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.228% 6/25/2043[1,3,5]	3,879	3,903
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]	4,045	3,699
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057[1,3,5]	1,164	1,061
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,5]	1,359	1,307
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,3,5]	1,832	1,544
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,5]	11,234	10,953
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]	58	58
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	71	72
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]	85	80
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]	84	85
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]	10,249	10,758
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	13,775	14,563
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[1,5]	1,994	2,102
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,5]	2,253	2,184
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,5]	1,948	1,518
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,3,5]	22,216	17,312
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,5]	16,514	13,417
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, (30-day Average USD-SOFR + 4.664%) 9.993% 10/25/2024[1,3]	37	38
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.143% 4/25/2028[1,3]	1,411	1,476
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.993% 7/25/2028[1,3]	10,052	10,672
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 10.093% 10/25/2028[1,3]	542	569
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M1, (30-day Average USD-SOFR + 0.75%) 6.078% 10/25/2033[1,3,5]	627	626
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 6.128% 10/25/2041[1,3,5]	3,270	3,259
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.628% 2/25/2042[1,3,5]	1,691	1,690
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.328% 4/25/2042[1,3,5]	631	638
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.528% 5/25/2042[1,3,5]	1,740	1,762
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.278% 6/25/2042[1,3,5]	3,683	3,781
Intermediate Bond Fund of America — Page 15 of 49

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.478% 9/25/2042[1,3,5]	USD1,698	$1,714
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.293% 2/25/2050[1,3,5]	1,096	1,113
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.543% 6/27/2050[1,3,5]	4,808	5,232
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.443% 8/25/2050[1,3,5]	4,007	4,460
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 8.117% 10/25/2050[1,3,5]	1,544	1,567
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,5]	27,447	23,368
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,5]	52,252	40,651
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]	17,111	15,142
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,5]	20,830	19,610
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039[1,5]	2,593	2,358
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 7/25/2051[1,3,5]	6,436	5,503
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[1,3,5]	3,190	2,481
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,5,6]	25,976	26,146
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,5,6]	18,717	18,418
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 3.50% 8/25/2047[1,3,5]	2,490	2,193
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[1,3,5]	1,182	1,025
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 5/25/2049[1,3,5]	50	45
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[1,3,5]	11,749	11,987
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[1,3,5]	10,856	10,930
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (7.25% on 4/25/2024)[1,5,6]	8,573	8,651
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	19,417	19,025
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,3,5]	17,423	16,484
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]	12,718	12,014
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.307% 11/25/2055[1,3,5]	48,178	47,929
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[1,3,5]	1,323	1,224
Mill City Mortgage Trust, Series 15-1, Class M3, 3.779% 6/25/2056[1,3,5]	1,448	1,399
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,5]	3,850	3,642
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 8/26/2058[1,3,5]	2,045	1,964
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059[1,3,5]	265	251
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,5]	2,008	1,876
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 1/25/2061[1,3,5]	30	29
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,5]	188	182
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[1,3,5]	4,891	4,644
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[1,3,5]	645	595
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[1,3,5]	1,273	1,198
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,3,5]	40	38
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,5]	1,660	1,574
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,3,5]	1,499	1,442
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[1,3,5]	2,429	2,270
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,5]	3,816	3,530
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.207% 5/25/2055[1,3,5]	51,746	51,676
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD CME Term SOFR + 1.014%) 6.357% 5/25/2055[1,3,5]	3,207	3,201
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,3,5]	15,496	12,056
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, (3-month USD CME Term SOFR + 0.864%) 6.207% 2/25/2060[1,3,5]	4,465	4,031
Intermediate Bond Fund of America — Page 16 of 49

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,5,6]	USD10,177	$10,161
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,5,6]	2,969	2,950
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,5,6]	10,665	10,614
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,5]	21,302	17,403
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[1,5]	3,552	3,442
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,5]	3,916	3,691
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]	1,603	1,465
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]	7,918	7,626
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.27% 2/25/2055[1,3,5]	7,070	6,711
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,5]	2,353	2,309
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.566% 8/25/2055[1,3,5]	5,800	4,875
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[1,3,5]	4,905	4,607
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,3,5]	258	256
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[1,3,5]	33	33
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,5]	3,000	2,915
Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056[1,3,5]	3,615	3,418
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.057% 2/25/2057[1,3,5]	534	537
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 4/25/2057[1,3,5]	10	10
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[1,3,5]	7,350	7,008
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,5]	878	837
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,5]	5,575	4,775
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.627% 6/25/2057[1,3,5]	2,600	2,060
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,5]	648	635
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[1,3,5]	6,209	5,880
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,5]	1,329	1,270
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,5]	7,835	7,083
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,3,5]	72	70
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,5]	5,438	5,234
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[1,3,5]	4,494	4,223
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[1,3,5]	2,414	2,300
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,5]	5,935	4,901
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 6.457% 5/25/2058[1,3,5]	2,774	2,801
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[1,3,5]	8,067	7,383
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,5]	438	423
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.747% 12/25/2058[1,3,5]	3,669	3,452
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,5]	5,000	4,283
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,5]	4,785	4,040
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]	8,849	7,730
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,5]	20,404	18,917
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[1,5]	3,449	2,948
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2028[1,5]	18,089	17,357
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]	22,756	20,467
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[1,5]	2,969	2,880
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[1,3,5]	341	334
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,5,6]	6,445	6,379
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,5,6]	2,054	2,035
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,5,6]	9,746	9,757
		994,101
Total mortgage-backed obligations		10,418,461
Intermediate Bond Fund of America — Page 17 of 49

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 21.30% Financials 7.29%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 1.65% 10/29/2024	USD1,250	$1,200
AerCap Ireland Capital DAC 2.45% 10/29/2026	13,813	12,589
AerCap Ireland Capital DAC 5.75% 6/6/2028	5,113	5,096
AerCap Ireland Capital DAC 3.00% 10/29/2028	6,552	5,779
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,6]	15,000	15,348
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[5,6]	825	842
Allstate Corp. (The) 0.75% 12/15/2025	6,899	6,293
American Express Co. 4.90% 2/13/2026	10,000	9,938
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	5,934	6,017
American International Group, Inc. 5.125% 3/27/2033	190	185
Aon Corp. 2.85% 5/28/2027	10,775	9,974
Aon Corp. 5.35% 2/28/2033	4,612	4,589
Banco Santander, SA 2.746% 5/28/2025	3,000	2,855
Banco Santander, SA 5.147% 8/18/2025	4,000	3,946
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[6]	14,450	14,335
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[6]	845	827
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[6]	12,711	12,310
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	18,750	17,872
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	1,900	1,770
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[6]	5,795	5,719
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	16,384	16,206
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[6]	12,000	10,836
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	775	706
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	9,281	8,933
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]	48,660	47,934
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	600	516
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[6]	16,739	16,897
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[6]	6,018	5,720
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]	7,250	6,973
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	6,882	6,908
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,6]	10,800	10,809
Bank of New York Mellon Corp. 1.60% 4/24/2025	28,000	26,600
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[6]	600	610
Bank of Nova Scotia (The) 4.75% 2/2/2026	12,000	11,845
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[6]	6,535	6,425
Barclays PLC 6.692% 9/13/2034 (USD-SOFR + 2.62% on 9/13/2033)[6]	1,000	1,019
BNP Paribas SA 1.904% 9/30/2028 (USD-SOFR + 1.609% on 9/30/2027)[5,6]	3,800	3,292
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]	7,550	6,393
BPCE 5.15% 7/21/2024[5]	7,545	7,469
BPCE 1.625% 1/14/2025[5]	12,000	11,484
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,6]	20,000	19,913
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[5,6]	610	623
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[5,6]	1,486	1,140
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,6]	3,475	3,457
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	550	553
Charles Schwab Corp. (The) 1.15% 5/13/2026	1,675	1,511
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[6]	91	91
Citibank, NA 5.803% 9/29/2028	1,650	1,684
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[6]	13,941	13,628
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	4,866	4,639
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[6]	700	631
Intermediate Bond Fund of America — Page 18 of 49

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[6]	USD432	$422
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	9,858	8,143
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	11,503	9,111
Corebridge Financial, Inc. 3.50% 4/4/2025	8,458	8,199
Corebridge Financial, Inc. 3.65% 4/5/2027	32,226	30,284
Corebridge Financial, Inc. 3.85% 4/5/2029	454	416
Corebridge Financial, Inc. 3.90% 4/5/2032	281	246
Crédit Agricole SA 4.375% 3/17/2025[5]	3,025	2,948
Credit Suisse AG 7.95% 1/9/2025	15,000	15,298
Credit Suisse AG 7.50% 2/15/2028	10,400	11,153
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[5,6]	7,500	7,521
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[6]	2,917	2,976
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]	928	830
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	15,927	14,243
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	6,592	6,712
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	800	815
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	1,023	806
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[6]	2,400	2,302
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[5,6]	6,500	5,955
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,6]	15,850	15,854
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]	12,150	10,921
Fidelity National Information Services, Inc. 1.15% 3/1/2026	9,760	8,916
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	1,896	1,915
Fiserv, Inc. 3.20% 7/1/2026	49,500	47,002
Goldman Sachs Group, Inc. (USD-SOFR + 0.505%) 5.825% 9/10/2024[3]	1,205	1,202
Goldman Sachs Group, Inc. (USD-SOFR + 0.486%) 5.32% 10/21/2024[3]	1,430	1,426
Goldman Sachs Group, Inc. 5.70% 11/1/2024	19,175	19,168
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[6]	11,700	11,622
Goldman Sachs Group, Inc. 3.50% 4/1/2025	1,433	1,392
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]	10,000	9,075
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	6,657	5,980
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	10,265	9,353
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	6,763	6,366
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[6]	14,475	14,990
Goldman Sachs Group, Inc. 2.60% 2/7/2030	12,298	10,427
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]	12,500	9,699
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[6]	4,466	3,600
Guardian Life Global Funding 2.90% 5/6/2024[5]	21,285	21,021
Guardian Life Global Funding 0.875% 12/10/2025[5]	14,800	13,468
Guardian Life Global Funding 1.25% 11/19/2027[5]	925	800
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[6]	2,950	2,856
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[6]	6,150	5,961
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[6]	750	752
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]	15,791	15,281
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]	15,150	16,006
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[6]	700	667
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	5,729	4,865
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	8,083	6,494
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	8,215	6,552
Intercontinental Exchange, Inc. 4.00% 9/15/2027	775	748
Intermediate Bond Fund of America — Page 19 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinental Exchange, Inc. 4.35% 6/15/2029	USD615	$593
Intesa Sanpaolo SpA 3.25% 9/23/2024[5]	15,000	14,651
Intesa Sanpaolo SpA 3.875% 7/14/2027[5]	6,179	5,611
JPMorgan Chase & Co. 0.824% 6/1/2025 (USD-SOFR + 0.54% on 6/1/2024)[6]	975	949
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[6]	1,000	963
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	44,764	43,412
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]	16,932	16,169
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	9,641	9,186
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[6]	18,888	17,946
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	17,558	17,179
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]	4,890	4,436
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[6]	8,144	7,417
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[6]	10,000	10,166
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	1,287	1,193
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	435	428
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[6]	295	256
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	18,771	18,717
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[6]	21,650	22,290
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]	10,295	10,058
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[6]	1,250	1,306
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[5,6]	200	199
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	15,025	13,567
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	27,510	27,588
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]	3,000	3,011
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[6]	8,000	7,175
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	8,000	8,159
Mastercard, Inc. 4.875% 3/9/2028	6,351	6,434
MetLife, Inc. 5.375% 7/15/2033	2,444	2,436
Metropolitan Life Global Funding I 0.40% 1/7/2024[5]	950	945
Metropolitan Life Global Funding I 0.70% 9/27/2024[5]	934	897
Metropolitan Life Global Funding I 0.95% 7/2/2025[5]	31,676	29,571
Metropolitan Life Global Funding I 3.45% 12/18/2026[5]	1,650	1,564
Metropolitan Life Global Funding I 1.875% 1/11/2027[5]	12,650	11,354
Metropolitan Life Global Funding I 4.40% 6/30/2027[5]	9,400	9,059
Metropolitan Life Global Funding I 5.05% 1/6/2028[5]	10,000	9,911
Metropolitan Life Global Funding I 5.40% 9/12/2028[5]	10,000	10,035
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[6]	9,398	9,504
Morgan Stanley (USD-SOFR + 0.455%) 5.33% 1/25/2024[3]	2,838	2,838
Morgan Stanley 0.79% 5/30/2025 (USD-SOFR + 0.525% on 5/30/2024)[6]	16,965	16,490
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	2,414	2,364
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]	880	840
Morgan Stanley 3.875% 1/27/2026	4,552	4,424
Morgan Stanley 2.63% 2/18/2026 (USD-SOFR + 0.94% on 2/18/2025)[6]	5,045	4,847
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[6]	3,508	3,336
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]	7,340	7,216
Morgan Stanley 3.125% 7/27/2026	770	728
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	1,000	906
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	10,000	9,069
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]	1,270	1,141
Intermediate Bond Fund of America — Page 20 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]	USD9,044	$8,688
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]	5,343	5,261
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	39,067	38,434
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[6]	5,550	5,532
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[6]	8,490	8,794
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	18,780	14,396
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[6]	7,955	7,625
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	7,825	7,592
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[6]	10,786	11,432
Nasdaq, Inc. 5.35% 6/28/2028	26,427	26,562
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[6]	20,000	17,957
New York Life Global Funding 2.875% 4/10/2024[5]	10,430	10,331
New York Life Global Funding 0.90% 10/29/2024[5]	1,000	959
New York Life Global Funding 2.00% 1/22/2025[5]	24,000	23,122
New York Life Global Funding 0.95% 6/24/2025[5]	3,368	3,149
New York Life Global Funding 0.85% 1/15/2026[5]	10,870	9,927
New York Life Global Funding 4.55% 1/28/2033[5]	1,347	1,284
Nordea Bank ABP 3.60% 6/6/2025[5]	20,000	19,479
Northwestern Mutual Global Funding 0.60% 3/25/2024[5]	1,350	1,329
Northwestern Mutual Global Funding 0.80% 1/14/2026[5]	16,413	14,979
Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	650	586
PNC Bank, National Association 3.30% 10/30/2024	1,110	1,086
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[6]	15,740	15,643
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[6]	800	783
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	14,598	14,501
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	8,409	8,932
Royal Bank of Canada 4.875% 1/12/2026	15,000	14,876
Royal Bank of Canada 4.90% 1/12/2028	400	396
Royal Bank of Canada 5.00% 2/1/2033	4,682	4,512
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[5,6]	200	199
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[6]	5,835	5,770
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]	400	376
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	319	308
Sumitomo Mitsui Financial Group, Inc. 2.696% 7/16/2024	17,700	17,379
Sumitomo Mitsui Financial Group, Inc. 0.948% 1/12/2026	866	788
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	12,317	12,440
Sumitomo Mitsui Financial Group, Inc. 5.716% 9/14/2028	400	405
Sumitomo Mitsui Financial Group, Inc. 5.808% 9/14/2033	250	254
Swedbank AB 6.136% 9/12/2026[5]	15,000	15,095
Toronto-Dominion Bank (The) 5.156% 1/10/2028	11,070	10,994
Toronto-Dominion Bank (The) 5.523% 7/17/2028	5,000	5,040
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]	5,223	5,462
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	112	109
U.S. Bancorp 2.40% 7/30/2024	2,400	2,347
U.S. Bancorp 5.727% 10/21/2026 (USD-SOFR + 1.43% on 10/21/2025)[6]	20,750	20,681
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]	500	480
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[6]	350	350
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[5,6]	960	949
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[5,6]	475	482
Wells Fargo & Co. 0.805% 5/19/2025 (USD-SOFR + 0.51% on 5/19/2024)[6]	642	626
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	18,673	18,180
Intermediate Bond Fund of America — Page 21 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[6]	USD10,280	$9,775
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	586	572
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	8,295	8,286
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[6]	20,725	21,358
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	8,189	7,881
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	6,060	6,332
Wells Fargo Bank, N.A. 5.45% 8/7/2026	13,800	13,884
Willis North America, Inc. 4.65% 6/15/2027	10,800	10,519
		1,709,690
Utilities 3.58%
AEP Transmission Co., LLC 3.10% 12/1/2026	7,000	6,620
Alabama Power Co. 3.75% 9/1/2027	5,000	4,801
Ameren Corp. 1.75% 3/15/2028	500	431
American Electric Power Co., Inc. 4.30% 12/1/2028	8,285	7,943
American Transmission Systems, Inc. 2.65% 1/15/2032[5]	5,125	4,159
Avangrid, Inc. 3.20% 4/15/2025	13,439	12,978
CenterPoint Energy Houston Electric, LLC 2.40% 9/1/2026	10,000	9,307
CenterPoint Energy, Inc. 1.45% 6/1/2026	1,250	1,140
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,460	4,478
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[5]	4,975	4,584
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[5]	7,150	6,613
CMS Energy Corp. 3.00% 5/15/2026	16,350	15,435
CMS Energy Corp. 3.45% 8/15/2027	3,901	3,654
Commonwealth Edison Co. 2.55% 6/15/2026	8,078	7,618
Connecticut Light and Power Co. (The) 0.75% 12/1/2025	13,912	12,769
Consumers Energy Co. 3.80% 11/15/2028	9,225	8,689
Consumers Energy Co. 4.90% 2/15/2029	18,491	18,392
Consumers Energy Co. 3.60% 8/15/2032	8,125	7,221
Consumers Energy Co. 4.625% 5/15/2033	4,275	4,087
Dominion Energy, Inc. 3.375% 4/1/2030	4,792	4,264
DTE Electric Co. 2.625% 3/1/2031	1,227	1,037
DTE Energy Co. 3.00% 3/1/2032	1,050	892
Duke Energy Florida, LLC 1.75% 6/15/2030	21,619	17,455
Duke Energy Florida, LLC 5.875% 11/15/2033	350	362
Edison International 3.55% 11/15/2024	2,980	2,911
Edison International 4.95% 4/15/2025	4,429	4,369
Edison International 4.125% 3/15/2028	1,469	1,382
Edison International 5.25% 11/15/2028	6,225	6,132
Edison International 6.95% 11/15/2029	125	132
Electricité de France SA 5.70% 5/23/2028[5]	4,150	4,199
Electricité de France SA 6.25% 5/23/2033[5]	1,674	1,731
Emera US Finance, LP 2.639% 6/15/2031	400	316
Enel Finance America, LLC 7.10% 10/14/2027[5]	750	785
Enel Finance International NV 1.875% 7/12/2028[5]	3,575	3,038
Entergy Corp. 0.90% 9/15/2025	6,025	5,541
Entergy Corp. 1.90% 6/15/2028	20,000	17,248
Entergy Louisiana, LLC 0.95% 10/1/2024	1,200	1,157
Entergy Louisiana, LLC 2.40% 10/1/2026	9,647	8,897
Entergy Louisiana, LLC 3.12% 9/1/2027	5,000	4,650
Eversource Energy 1.40% 8/15/2026	17,138	15,415
Eversource Energy 5.95% 2/1/2029	30,675	31,297
FirstEnergy Corp. 2.05% 3/1/2025	16,935	16,219
FirstEnergy Corp. 1.60% 1/15/2026	27,768	25,603
Intermediate Bond Fund of America — Page 22 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 2.25% 9/1/2030	USD1,500	$1,221
FirstEnergy Transmission, LLC 4.35% 1/15/2025[5]	3,340	3,287
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	29,900	26,464
Florida Power & Light Co. 2.85% 4/1/2025	3,250	3,152
Florida Power & Light Co. 4.45% 5/15/2026	10,210	10,103
Florida Power & Light Co. 3.30% 5/30/2027	528	497
Florida Power & Light Co. 5.05% 4/1/2028	750	752
Florida Power & Light Co. 4.40% 5/15/2028	23,460	22,913
Florida Power & Light Co. 4.80% 5/15/2033	864	838
Georgia Power Co. 4.65% 5/16/2028	14,700	14,446
Georgia Power Co. 4.95% 5/17/2033	400	387
Jersey Central Power & Light Co. 4.30% 1/15/2026[5]	20,446	19,824
MidAmerican Energy Co. 5.35% 1/15/2034	50	51
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[5]	7,800	7,387
Monongahela Power Co. 3.55% 5/15/2027[5]	28,937	27,186
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	1,275	1,280
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	5,000	4,509
Niagara Mohawk Power Corp. 3.508% 10/1/2024[5]	3,100	3,035
Northern States Power Co. 2.25% 4/1/2031	1,751	1,437
Oncor Electric Delivery Co., LLC 2.75% 6/1/2024	2,550	2,514
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	24,275	22,290
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	9,114	8,623
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033[5]	4,150	4,262
Pacific Gas and Electric Co. 3.75% 2/15/2024	933	928
Pacific Gas and Electric Co. 3.30% 3/15/2027	25,114	22,986
Pacific Gas and Electric Co. 2.10% 8/1/2027	38,012	33,553
Pacific Gas and Electric Co. 3.00% 6/15/2028	5,349	4,727
Pacific Gas and Electric Co. 6.10% 1/15/2029	740	744
Pacific Gas and Electric Co. 2.50% 2/1/2031	40,591	32,353
Pacific Gas and Electric Co. 3.25% 6/1/2031	6,950	5,778
Pacific Gas and Electric Co. 5.90% 6/15/2032	791	773
Pacific Gas and Electric Co. 6.15% 1/15/2033	13,096	13,054
Pacific Gas and Electric Co. 6.40% 6/15/2033	4,408	4,464
Pacific Gas and Electric Co. 6.95% 3/15/2034	200	211
Progress Energy, Inc. 7.00% 10/30/2031	840	919
Public Service Company of Colorado 3.70% 6/15/2028	2,799	2,633
Public Service Company of Colorado 1.90% 1/15/2031	2,434	1,937
Public Service Company of Colorado 1.875% 6/15/2031	7,334	5,795
Public Service Electric and Gas Co. 3.00% 5/15/2025	3,734	3,622
Public Service Electric and Gas Co. 0.95% 3/15/2026	5,000	4,570
Public Service Electric and Gas Co. 2.25% 9/15/2026	7,177	6,667
San Diego Gas & Electric Co. 4.95% 8/15/2028	10,000	9,969
Southern California Edison Co. 1.10% 4/1/2024	18,963	18,659
Southern California Edison Co. 1.20% 2/1/2026	20,000	18,344
Southern California Edison Co. 4.90% 6/1/2026	630	625
Southern California Edison Co. 4.70% 6/1/2027	20,925	20,588
Southern California Edison Co. 3.65% 3/1/2028	10,000	9,366
Southern California Edison Co. 5.65% 10/1/2028	975	993
Southern California Edison Co. 2.85% 8/1/2029	21,549	19,042
Southern California Edison Co. 2.25% 6/1/2030	1,565	1,298
Southern California Edison Co. 2.50% 6/1/2031	6,563	5,386
Southern California Edison Co. 2.75% 2/1/2032	12,446	10,261
Southern California Gas Co. 2.55% 2/1/2030	4,500	3,835
Southwestern Electric Power Co. 1.65% 3/15/2026	13,068	12,032
Intermediate Bond Fund of America — Page 23 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Virginia Electric & Power 2.95% 11/15/2026	USD11,937	$11,246
Virginia Electric & Power 2.40% 3/30/2032	499	400
WEC Energy Group, Inc. 5.60% 9/12/2026	10,050	10,111
WEC Energy Group, Inc. 5.15% 10/1/2027	16,650	16,676
WEC Energy Group, Inc. 2.20% 12/15/2028	4,521	3,912
Wisconsin Electric Power Co. 1.70% 6/15/2028	1,800	1,567
Wisconsin Power and Light Co. 1.95% 9/16/2031	100	78
Xcel Energy, Inc. 3.35% 12/1/2026	11,539	10,907
Xcel Energy, Inc. 1.75% 3/15/2027	715	639
Xcel Energy, Inc. 2.60% 12/1/2029	4,000	3,435
Xcel Energy, Inc. 2.35% 11/15/2031	2,858	2,243
Xcel Energy, Inc. 5.45% 8/15/2033	850	842
		840,577
Health care 2.70%
AbbVie, Inc. 2.60% 11/21/2024	15,428	15,001
AbbVie, Inc. 3.80% 3/15/2025	22,690	22,265
AbbVie, Inc. 2.95% 11/21/2026	1,609	1,523
AbbVie, Inc. 3.20% 11/21/2029	4,575	4,155
Amgen, Inc. 5.25% 3/2/2025	10,000	9,965
Amgen, Inc. 5.507% 3/2/2026	1,000	1,000
Amgen, Inc. 5.15% 3/2/2028	11,195	11,224
Amgen, Inc. 3.00% 2/22/2029	16,721	15,236
Amgen, Inc. 4.05% 8/18/2029	26,300	25,039
Amgen, Inc. 5.25% 3/2/2030	20,869	20,982
Amgen, Inc. 2.00% 1/15/2032	634	499
Amgen, Inc. 5.25% 3/2/2033	373	369
AstraZeneca Finance, LLC 0.70% 5/28/2024	1,300	1,270
AstraZeneca Finance, LLC 1.20% 5/28/2026	35,256	32,231
AstraZeneca Finance, LLC 4.875% 3/3/2028	650	651
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	4,944
AstraZeneca PLC 0.70% 4/8/2026	17,903	16,295
Baxter International, Inc. 1.322% 11/29/2024	1,250	1,196
Baxter International, Inc. 1.915% 2/1/2027	1,000	900
Baxter International, Inc. 2.272% 12/1/2028	750	649
Bayer US Finance, LLC 6.25% 1/21/2029[5]	7,484	7,519
Bayer US Finance, LLC 6.375% 11/21/2030[5]	12,550	12,521
Bayer US Finance, LLC 6.50% 11/21/2033[5]	5,449	5,417
Boston Scientific Corp. 3.45% 3/1/2024	7,820	7,774
Boston Scientific Corp. 1.90% 6/1/2025	4,880	4,631
Bristol-Myers Squibb Co. 5.75% 2/1/2031	10,000	10,421
Bristol-Myers Squibb Co. 2.95% 3/15/2032	869	749
Bristol-Myers Squibb Co. 5.90% 11/15/2033	10,060	10,592
Bristol-Myers Squibb Co. 2.55% 11/13/2050	1,216	729
Bristol-Myers Squibb Co. 3.70% 3/15/2052	1,264	944
Cencora, Inc. 2.70% 3/15/2031	500	420
Centene Corp. 2.45% 7/15/2028	6,905	5,990
Centene Corp. 2.50% 3/1/2031	8,370	6,686
Centene Corp. 2.625% 8/1/2031	3,290	2,615
Cigna Group (The) 4.125% 11/15/2025	35	34
Cigna Group (The) 1.25% 3/15/2026	13,034	11,923
CVS Health Corp. 3.625% 4/1/2027	5,440	5,177
CVS Health Corp. 1.30% 8/21/2027	20,000	17,393
CVS Health Corp. 5.00% 1/30/2029	7,977	7,936
Intermediate Bond Fund of America — Page 24 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 3.25% 8/15/2029	USD1,705	$1,535
CVS Health Corp. 5.125% 2/21/2030	10,500	10,353
CVS Health Corp. 5.25% 1/30/2031	7,380	7,348
CVS Health Corp. 1.875% 2/28/2031	3,295	2,606
CVS Health Corp. 5.25% 2/21/2033	251	247
CVS Health Corp. 5.30% 6/1/2033	1,000	984
Elevance Health, Inc. 2.375% 1/15/2025	33,250	32,103
Elevance Health, Inc. 4.90% 2/8/2026	6,009	5,953
Elevance Health, Inc. 4.10% 5/15/2032	9,244	8,468
Elevance Health, Inc. 4.75% 2/15/2033	3,001	2,892
Eli Lilly and Co. 2.75% 6/1/2025	3,857	3,733
Eli Lilly and Co. 5.00% 2/27/2026	13,845	13,847
Eli Lilly and Co. 3.375% 3/15/2029	206	195
Eli Lilly and Co. 4.70% 2/27/2033	3,973	3,943
EMD Finance, LLC 3.25% 3/19/2025[5]	21,792	21,157
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	20,500	20,771
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	500	510
Gilead Sciences, Inc. 5.25% 10/15/2033	12,449	12,499
Gilead Sciences, Inc. 5.55% 10/15/2053	2,070	2,091
GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025	3,025	2,961
HCA, Inc. 3.125% 3/15/2027	20,875	19,354
HCA, Inc. 5.20% 6/1/2028	825	814
HCA, Inc. 3.375% 3/15/2029	3,459	3,105
HCA, Inc. 2.375% 7/15/2031	3,023	2,406
Humana, Inc. 3.70% 3/23/2029	4,222	3,950
Johnson & Johnson 0.95% 9/1/2027	1,502	1,319
Laboratory Corporation of America Holdings 1.55% 6/1/2026	874	797
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	7,277	7,132
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	375	361
Merck & Co., Inc. 2.90% 3/7/2024	11,284	11,213
Merck & Co., Inc. 2.75% 2/10/2025	1,083	1,053
Merck & Co., Inc. 4.05% 5/17/2028	425	415
Merck & Co., Inc. 4.30% 5/17/2030	315	305
Novartis Capital Corp. 2.00% 2/14/2027	715	658
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	7,660	7,576
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	5,605	5,505
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	5,105	5,011
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	8,116	7,899
Pfizer, Inc. 2.95% 3/15/2024	225	223
Roche Holdings, Inc. 2.314% 3/10/2027[5]	1,000	926
Roche Holdings, Inc. 1.93% 12/13/2028[5]	1,200	1,043
Roche Holdings, Inc. 2.076% 12/13/2031[5]	800	647
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	600	602
Thermo Fisher Scientific, Inc. 1.75% 10/15/2028	2,703	2,351
Thermo Fisher Scientific, Inc. 5.00% 1/31/2029	535	536
UnitedHealth Group, Inc. 2.375% 8/15/2024	8,045	7,877
UnitedHealth Group, Inc. 5.15% 10/15/2025	11,610	11,669
UnitedHealth Group, Inc. 1.15% 5/15/2026	13,937	12,776
UnitedHealth Group, Inc. 4.00% 5/15/2029	15,000	14,385
UnitedHealth Group, Inc. 2.00% 5/15/2030	14,760	12,346
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	2,892
Intermediate Bond Fund of America — Page 25 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Zoetis, Inc. 5.40% 11/14/2025	USD26,775	$26,753
Zoetis, Inc. 5.60% 11/16/2032	150	154
		633,114
Consumer discretionary 1.49%
Amazon.com, Inc. 0.45% 5/12/2024	1,325	1,296
Amazon.com, Inc. 4.70% 11/29/2024	30,000	29,850
Amazon.com, Inc. 4.60% 12/1/2025	850	845
Amazon.com, Inc. 1.00% 5/12/2026	1,000	913
Amazon.com, Inc. 3.30% 4/13/2027	875	838
Amazon.com, Inc. 1.20% 6/3/2027	625	555
Amazon.com, Inc. 1.65% 5/12/2028	650	574
American Honda Finance Corp. 0.55% 7/12/2024	13,727	13,322
American Honda Finance Corp. 1.20% 7/8/2025	15,273	14,346
American Honda Finance Corp. 1.00% 9/10/2025	13,000	12,090
American Honda Finance Corp. 1.30% 9/9/2026	7,960	7,200
American Honda Finance Corp. 2.00% 3/24/2028	725	639
BMW US Capital, LLC 3.15% 4/18/2024[5]	13,171	13,044
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[5]	600	599
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[5]	650	624
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[5]	4,569	4,548
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[5]	10,000	9,725
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[5]	3,343	3,323
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[5]	8,975	8,126
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	2,625	2,491
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[5]	11,271	11,247
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	6,525	5,642
Ford Motor Co. 3.25% 2/12/2032	15,585	12,436
Ford Motor Co. 6.10% 8/19/2032	9,130	8,886
Ford Motor Credit Co., LLC 3.375% 11/13/2025	655	617
Ford Motor Credit Co., LLC 6.95% 3/6/2026	3,630	3,664
Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,590	2,620
Ford Motor Credit Co., LLC 2.70% 8/10/2026	455	413
Ford Motor Credit Co., LLC 4.271% 1/9/2027	470	442
Ford Motor Credit Co., LLC 4.95% 5/28/2027	5,980	5,708
Ford Motor Credit Co., LLC 4.125% 8/17/2027	2,275	2,104
Ford Motor Credit Co., LLC 3.815% 11/2/2027	965	878
Ford Motor Credit Co., LLC 7.35% 11/4/2027	3,715	3,825
Ford Motor Credit Co., LLC 2.90% 2/16/2028	650	568
Ford Motor Credit Co., LLC 6.80% 5/12/2028	10,010	10,192
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,461	8,644
Ford Motor Credit Co., LLC 5.113% 5/3/2029	200	188
Ford Motor Credit Co., LLC 4.00% 11/13/2030	450	387
Ford Motor Credit Co., LLC 3.625% 6/17/2031	200	166
Ford Motor Credit Co., LLC 7.122% 11/7/2033	2,721	2,837
General Motors Financial Co., Inc. 1.05% 3/8/2024	3,425	3,382
General Motors Financial Co., Inc. 5.40% 4/6/2026	13,440	13,382
Hyundai Capital America 1.80% 10/15/2025[5]	7,423	6,904
Hyundai Capital America 1.50% 6/15/2026[5]	20,850	18,749
Hyundai Capital America 2.375% 10/15/2027[5]	745	657
Hyundai Capital America 5.60% 3/30/2028[5]	8,000	7,926
Hyundai Capital America 2.00% 6/15/2028[5]	575	487
Hyundai Capital America 6.50% 1/16/2029[5]	2,931	3,009
Marriott International, Inc. 5.00% 10/15/2027	10,000	9,949
Intermediate Bond Fund of America — Page 26 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Marriott International, Inc. 5.55% 10/15/2028	USD675	$680
Marriott International, Inc. 4.90% 4/15/2029	4,708	4,609
Mercedes-Benz Finance North America, LLC 0.75% 3/1/2024[5]	1,350	1,334
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	4,875	4,885
Mercedes-Benz Finance North America, LLC 1.45% 3/2/2026[5]	9,800	9,024
Mercedes-Benz Finance North America, LLC 5.25% 11/29/2027[5]	5,300	5,342
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	4,050	3,600
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	5,000	5,036
Toyota Motor Credit Corp. 3.35% 1/8/2024	10,010	9,986
Toyota Motor Credit Corp. 0.45% 1/11/2024	1,500	1,492
Toyota Motor Credit Corp. 2.90% 4/17/2024	5,064	5,015
Toyota Motor Credit Corp. 4.45% 5/18/2026	12,765	12,611
Toyota Motor Credit Corp. 1.125% 6/18/2026	1,770	1,609
Toyota Motor Credit Corp. 1.90% 1/13/2027	3,075	2,805
Toyota Motor Credit Corp. 1.90% 4/6/2028	9,400	8,308
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[5]	3,086	3,015
		350,208
Consumer staples 1.46%
7-Eleven, Inc. 0.80% 2/10/2024[5]	1,180	1,168
7-Eleven, Inc. 0.95% 2/10/2026[5]	12,127	11,025
7-Eleven, Inc. 1.30% 2/10/2028[5]	6,727	5,727
7-Eleven, Inc. 1.80% 2/10/2031[5]	12,977	10,150
Altria Group, Inc. 2.35% 5/6/2025	3,446	3,299
Altria Group, Inc. 4.40% 2/14/2026	8,708	8,547
Altria Group, Inc. 3.40% 5/6/2030	226	201
Altria Group, Inc. 2.45% 2/4/2032	10,444	8,210
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	11,000	10,974
BAT Capital Corp. 2.789% 9/6/2024	35,000	34,198
BAT Capital Corp. 3.215% 9/6/2026	25,000	23,568
BAT Capital Corp. 6.343% 8/2/2030	4,369	4,488
BAT Capital Corp. 6.421% 8/2/2033	8,886	9,056
BAT International Finance PLC 4.448% 3/16/2028	500	480
BAT International Finance PLC 5.931% 2/2/2029	24,881	25,275
Coca-Cola Co. 1.00% 3/15/2028	20,250	17,502
Conagra Brands, Inc. 4.30% 5/1/2024	2,660	2,641
Conagra Brands, Inc. 1.375% 11/1/2027	17,415	14,974
Constellation Brands, Inc. 3.60% 5/9/2024	800	792
Constellation Brands, Inc. 5.00% 2/2/2026	1,000	997
Constellation Brands, Inc. 4.35% 5/9/2027	10,515	10,261
Constellation Brands, Inc. 4.75% 5/9/2032	122	117
Constellation Brands, Inc. 4.90% 5/1/2033	245	236
J. M. Smucker Co. (The) 5.90% 11/15/2028	13,755	14,087
J. M. Smucker Co. (The) 6.20% 11/15/2033	2,788	2,913
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	597	588
Nestle Holdings, Inc. 1.15% 1/14/2027[5]	19,395	17,390
Nestle Holdings, Inc. 1.00% 9/15/2027[5]	700	611
PepsiCo, Inc. 1.625% 5/1/2030	2,236	1,850
PepsiCo, Inc. 1.95% 10/21/2031	11,471	9,357
Philip Morris International, Inc. 1.50% 5/1/2025	12,728	12,077
Philip Morris International, Inc. 5.00% 11/17/2025	1,300	1,294
Philip Morris International, Inc. 5.125% 11/17/2027	19,946	19,975
Philip Morris International, Inc. 4.875% 2/15/2028	11,000	10,886
Philip Morris International, Inc. 5.25% 9/7/2028	5,275	5,302
Intermediate Bond Fund of America — Page 27 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 5.625% 11/17/2029	USD2,320	$2,358
Philip Morris International, Inc. 5.50% 9/7/2030	13,000	13,059
Philip Morris International, Inc. 5.75% 11/17/2032	281	288
Philip Morris International, Inc. 5.375% 2/15/2033	300	296
Philip Morris International, Inc. 5.625% 9/7/2033	239	240
Procter & Gamble Co. 0.55% 10/29/2025	2,020	1,869
Procter & Gamble Co. 4.10% 1/26/2026	10,000	9,881
Procter & Gamble Co. 1.00% 4/23/2026	3,286	3,019
Procter & Gamble Co. 3.95% 1/26/2028	7,500	7,335
Procter & Gamble Co. 1.20% 10/29/2030	1,000	801
Unilever Capital Corp. 2.60% 5/5/2024	1,200	1,185
Walmart, Inc. 4.00% 4/15/2026	1,300	1,280
Walmart, Inc. 3.90% 4/15/2028	800	779
		342,606
Industrials 1.34%
Boeing Co. 1.95% 2/1/2024	25,000	24,842
Boeing Co. 4.875% 5/1/2025	2,500	2,474
Boeing Co. 2.75% 2/1/2026	20,292	19,199
Boeing Co. 2.196% 2/4/2026	22,066	20,634
Boeing Co. 3.25% 2/1/2028	10,621	9,866
Boeing Co. 5.15% 5/1/2030	5,531	5,482
Boeing Co. 3.625% 2/1/2031	430	387
Canadian National Railway Co. 5.85% 11/1/2033	500	528
Canadian Pacific Railway Co. 1.75% 12/2/2026	10,248	9,296
Carrier Global Corp. 5.80% 11/30/2025[5]	10,900	10,966
Carrier Global Corp. 2.722% 2/15/2030	715	615
Carrier Global Corp. 2.70% 2/15/2031	715	598
Carrier Global Corp. 5.90% 3/15/2034[5]	4,250	4,376
Emerson Electric Co. 1.80% 10/15/2027	6,753	6,051
General Dynamics Corp. 1.15% 6/1/2026	21,150	19,320
General Dynamics Corp. 2.25% 6/1/2031	273	228
Honeywell International, Inc. 2.30% 8/15/2024	24,100	23,587
L3Harris Technologies, Inc. 5.40% 1/15/2027	15,775	15,915
L3Harris Technologies, Inc. 5.40% 7/31/2033	6,114	6,099
Lockheed Martin Corp. 4.95% 10/15/2025	11,100	11,103
Lockheed Martin Corp. 5.10% 11/15/2027	8,960	9,093
Lockheed Martin Corp. 4.45% 5/15/2028	7,193	7,107
Lockheed Martin Corp. 5.25% 1/15/2033	348	356
Masco Corp. 1.50% 2/15/2028	4,158	3,549
Norfolk Southern Corp. 5.05% 8/1/2030	4,288	4,266
Norfolk Southern Corp. 4.45% 3/1/2033	1,541	1,452
Northrop Grumman Corp. 4.70% 3/15/2033	8,652	8,377
RTX Corp. 5.00% 2/27/2026	4,046	4,025
RTX Corp. 5.75% 11/8/2026	25,000	25,343
RTX Corp. 1.90% 9/1/2031	788	618
RTX Corp. 2.375% 3/15/2032	425	341
RTX Corp. 5.15% 2/27/2033	9,788	9,617
RTX Corp. 6.10% 3/15/2034	243	255
Siemens Financieringsmaatschappij NV 0.65% 3/11/2024[5]	1,363	1,345
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[5]	4,172	3,830
Union Pacific Corp. 3.15% 3/1/2024	9,803	9,739
Union Pacific Corp. 4.75% 2/21/2026	10,000	9,970
Union Pacific Corp. 2.15% 2/5/2027	1,500	1,377
Intermediate Bond Fund of America — Page 28 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 2.375% 5/20/2031	USD382	$319
Union Pacific Corp. 2.80% 2/14/2032	537	455
Veralto Corp. 5.35% 9/18/2028[5]	10,000	9,984
Waste Management, Inc. 4.875% 2/15/2029	10,500	10,511
Waste Management, Inc. 4.625% 2/15/2030	400	392
		313,887
Communication services 1.24%
AT&T, Inc. 1.70% 3/25/2026	48,964	45,274
AT&T, Inc. 2.30% 6/1/2027	8,732	7,951
AT&T, Inc. 1.65% 2/1/2028	3,896	3,395
AT&T, Inc. 4.35% 3/1/2029	3,353	3,223
AT&T, Inc. 2.75% 6/1/2031	750	631
AT&T, Inc. 2.25% 2/1/2032	1,638	1,299
AT&T, Inc. 5.40% 2/15/2034	310	307
Charter Communications Operating, LLC 4.50% 2/1/2024	42,050	41,927
Charter Communications Operating, LLC 2.80% 4/1/2031	759	618
Charter Communications Operating, LLC 2.30% 2/1/2032	1,631	1,248
Charter Communications Operating, LLC 4.40% 4/1/2033	10,000	8,876
Charter Communications Operating, LLC 6.65% 2/1/2034	375	384
Comcast Corp. 2.65% 2/1/2030	2,000	1,750
Comcast Corp. 4.80% 5/15/2033	500	487
Netflix, Inc. 4.875% 4/15/2028	13,635	13,524
Netflix, Inc. 5.875% 11/15/2028	11,109	11,454
Netflix, Inc. 6.375% 5/15/2029	325	346
Netflix, Inc. 5.375% 11/15/2029[5]	3,880	3,908
Netflix, Inc. 4.875% 6/15/2030[5]	2,295	2,256
SBA Tower Trust 1.631% 11/15/2026[5]	13,740	12,099
Take-Two Interactive Software, Inc. 3.30% 3/28/2024	416	413
T-Mobile USA, Inc. 3.50% 4/15/2025	19,675	19,139
T-Mobile USA, Inc. 1.50% 2/15/2026	7,500	6,907
T-Mobile USA, Inc. 3.75% 4/15/2027	29,000	27,659
T-Mobile USA, Inc. 2.05% 2/15/2028	950	836
T-Mobile USA, Inc. 4.95% 3/15/2028	317	315
T-Mobile USA, Inc. 4.80% 7/15/2028	28,600	28,188
T-Mobile USA, Inc. 3.875% 4/15/2030	3,534	3,247
T-Mobile USA, Inc. 2.55% 2/15/2031	2,501	2,074
T-Mobile USA, Inc. 2.875% 2/15/2031	500	424
T-Mobile USA, Inc. 5.05% 7/15/2033	185	179
T-Mobile USA, Inc. 5.75% 1/15/2034	10,400	10,595
Verizon Communications, Inc. 1.75% 1/20/2031	10,965	8,647
Verizon Communications, Inc. 2.55% 3/21/2031	15,135	12,574
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	7,458	7,257
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,000	944
		290,355
Energy 0.84%
Baker Hughes Holdings, LLC 2.061% 12/15/2026	3,307	3,025
BP Capital Markets America, Inc. 2.721% 1/12/2032	8,700	7,343
BP Capital Markets America, Inc. 4.893% 9/11/2033	6,907	6,741
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,840	1,736
Chevron Corp. 1.554% 5/11/2025	10,000	9,520
Chevron Corp. 1.995% 5/11/2027	7,111	6,510
Chevron USA, Inc. 0.687% 8/12/2025	3,543	3,300
Intermediate Bond Fund of America — Page 29 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron USA, Inc. 1.018% 8/12/2027	USD2,992	$2,623
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[5]	3,329	3,344
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[5]	1,961	1,980
ConocoPhillips Co. 5.05% 9/15/2033	315	311
Continental Resources, Inc. 2.875% 4/1/2032[5]	163	128
Enbridge, Inc. 6.00% 11/15/2028	700	720
Enbridge, Inc. 6.20% 11/15/2030	20,550	21,373
Energy Transfer, LP 6.10% 12/1/2028	13,746	14,074
Energy Transfer, LP 6.40% 12/1/2030	8,944	9,297
Energy Transfer, LP 6.55% 12/1/2033	900	942
Enterprise Products Operating, LLC 5.05% 1/10/2026	20,880	20,907
Enterprise Products Operating, LLC 5.35% 1/31/2033	750	757
EQT Corp. 5.70% 4/1/2028	214	214
Exxon Mobil Corp. 2.019% 8/16/2024	7,299	7,132
Exxon Mobil Corp. 2.992% 3/19/2025	5,000	4,867
Exxon Mobil Corp. 2.61% 10/15/2030	5,550	4,837
Kinder Morgan, Inc. 5.20% 6/1/2033	10,076	9,653
ONEOK, Inc. 5.55% 11/1/2026	8,881	8,949
ONEOK, Inc. 5.65% 11/1/2028	11,486	11,567
ONEOK, Inc. 5.80% 11/1/2030	2,045	2,059
ONEOK, Inc. 6.05% 9/1/2033	10,863	11,064
Pioneer Natural Resources Co. 1.125% 1/15/2026	12,333	11,327
Saudi Arabian Oil Co. 1.625% 11/24/2025[5]	1,920	1,786
Shell International Finance BV 2.00% 11/7/2024	3,200	3,105
TotalEnergies Capital International SA 2.434% 1/10/2025	6,245	6,061
		197,252
Real estate 0.56%
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	2,285	1,935
American Tower Corp. 1.45% 9/15/2026	3,385	3,031
Corporate Office Properties, LP 2.25% 3/15/2026	3,253	2,986
Corporate Office Properties, LP 2.00% 1/15/2029	4,494	3,560
Corporate Office Properties, LP 2.75% 4/15/2031	1,289	987
Crown Castle, Inc. 5.00% 1/11/2028	10,045	9,811
Equinix, Inc. 2.625% 11/18/2024	2,000	1,940
Equinix, Inc. 1.25% 7/15/2025	1,850	1,724
Equinix, Inc. 1.80% 7/15/2027	3,424	3,027
Equinix, Inc. 2.00% 5/15/2028	13,563	11,749
Equinix, Inc. 2.15% 7/15/2030	650	529
Equinix, Inc. 2.50% 5/15/2031	337	274
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	7,745	6,622
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	228	172
Prologis, LP 4.875% 6/15/2028	20,598	20,414
Prologis, LP 4.75% 6/15/2033	2,762	2,639
Public Storage Operating Co. 1.85% 5/1/2028	2,660	2,319
Public Storage Operating Co. 1.95% 11/9/2028	3,041	2,629
Scentre Group Trust 1 3.25% 10/28/2025[5]	1,360	1,299
Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,569
VICI Properties, LP 4.375% 5/15/2025	10,073	9,817
VICI Properties, LP 4.75% 2/15/2028	38,841	36,847
VICI Properties, LP 4.95% 2/15/2030	600	558
WEA Finance, LLC 3.75% 9/17/2024[5]	3,790	3,681
		132,119
Intermediate Bond Fund of America — Page 30 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.47%	Principal amount (000)	Value (000)
Anglo American Capital PLC 5.375% 4/1/2025[5]	USD10,000	$9,919
ArcelorMittal SA 3.60% 7/16/2024	2,058	2,021
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	500	495
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	12,275	12,328
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,661	4,709
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	150	150
Celanese US Holdings, LLC 6.05% 3/15/2025	812	814
Celanese US Holdings, LLC 6.165% 7/15/2027	3,000	3,028
Celanese US Holdings, LLC 6.35% 11/15/2028	13,358	13,656
Celanese US Holdings, LLC 6.33% 7/15/2029	2,500	2,549
Celanese US Holdings, LLC 6.70% 11/15/2033	231	240
EIDP, Inc. 4.50% 5/15/2026	18,721	18,408
EIDP, Inc. 4.80% 5/15/2033	77	75
Glencore Funding, LLC 1.625% 4/27/2026[5]	12,000	10,970
Linde, Inc. 1.10% 8/10/2030	4,191	3,373
LYB International Finance III, LLC 1.25% 10/1/2025	1,227	1,135
LYB International Finance III, LLC 2.25% 10/1/2030	1,192	971
Nutrien, Ltd. 5.90% 11/7/2024	716	717
Nutrien, Ltd. 5.95% 11/7/2025	12,790	12,888
Nutrien, Ltd. 4.90% 3/27/2028	10,314	10,193
Sherwin-Williams Co. 2.20% 3/15/2032	475	377
Vale Overseas, Ltd. 3.75% 7/8/2030	2,291	2,017
		111,033
Information technology 0.33%
Analog Devices, Inc. 1.70% 10/1/2028	2,731	2,365
Analog Devices, Inc. 2.10% 10/1/2031	182	149
Apple, Inc. 1.80% 9/11/2024	2,200	2,143
Apple, Inc. 0.55% 8/20/2025	1,775	1,651
Apple, Inc. 4.00% 5/10/2028	685	672
Apple, Inc. 3.25% 8/8/2029	9,000	8,408
Broadcom, Inc. 3.15% 11/15/2025	1,650	1,584
Broadcom, Inc. 1.95% 2/15/2028[5]	3,935	3,455
Broadcom, Inc. 3.469% 4/15/2034[5]	550	458
Intel Corp. 4.875% 2/10/2026	10,000	9,996
Intel Corp. 4.875% 2/10/2028	5,313	5,316
Intuit, Inc. 0.95% 7/15/2025	1,455	1,360
Intuit, Inc. 1.35% 7/15/2027	1,325	1,173
Microsoft Corp. 2.40% 8/8/2026	1,377	1,303
Oracle Corp. 1.65% 3/25/2026	32,540	29,995
Oracle Corp. 4.90% 2/6/2033	500	481
Salesforce, Inc. 1.50% 7/15/2028	8,025	6,990
Salesforce, Inc. 1.95% 7/15/2031	150	123
ServiceNow, Inc. 1.40% 9/1/2030	600	477
		78,099
Total corporate bonds, notes & loans		4,998,940
U.S. Treasury bonds & notes 16.58% U.S. Treasury 15.18%
U.S. Treasury 0.875% 1/31/2024	1,000	993
U.S. Treasury 2.25% 3/31/2024	9,341	9,247
U.S. Treasury 2.50% 5/15/2024	700	691
U.S. Treasury 3.00% 6/30/2024	61,200	60,382
Intermediate Bond Fund of America — Page 31 of 49

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 7/31/2024	USD66,290	$64,762
U.S. Treasury 3.25% 8/31/2024	51,357	50,593
U.S. Treasury 4.25% 9/30/2024	8,916	8,844
U.S. Treasury 2.125% 11/30/2024	178	173
U.S. Treasury 2.50% 1/31/2025	50,800	49,326
U.S. Treasury 2.00% 2/15/2025	200,000	192,867
U.S. Treasury 2.75% 2/28/2025	27,700	26,936
U.S. Treasury 4.625% 2/28/2025[7]	895,865	891,280
U.S. Treasury 3.875% 3/31/2025	105,824	104,291
U.S. Treasury 2.875% 4/30/2025	20,600	20,014
U.S. Treasury 3.875% 4/30/2025	20,000	19,703
U.S. Treasury 4.25% 5/31/2025	73,154	72,455
U.S. Treasury 4.625% 6/30/2025	217,372	216,574
U.S. Treasury 4.75% 7/31/2025	16,347	16,321
U.S. Treasury 3.125% 8/15/2025	26,000	25,283
U.S. Treasury 3.50% 9/15/2025	11,938	11,676
U.S. Treasury 3.00% 9/30/2025	15,033	14,573
U.S. Treasury 3.00% 10/31/2025	5,076	4,918
U.S. Treasury 5.00% 10/31/2025	7,504	7,540
U.S. Treasury 4.50% 11/15/2025	3,199	3,187
U.S. Treasury 3.875% 1/15/2026	1,051	1,034
U.S. Treasury 4.00% 2/15/2026	93,538	92,318
U.S. Treasury 0.75% 4/30/2026	67,750	61,928
U.S. Treasury 3.625% 5/15/2026	41,404	40,531
U.S. Treasury 4.50% 7/15/2026	8,050	8,046
U.S. Treasury 4.375% 8/15/2026	37,289	37,159
U.S. Treasury 0.75% 8/31/2026	308	279
U.S. Treasury 4.625% 9/15/2026	17,600	17,664
U.S. Treasury 4.75% 10/15/2026	15,000	15,057
U.S. Treasury 4.625% 11/15/2026	17,076	17,151
U.S. Treasury 1.50% 1/31/2027	6,000	5,487
U.S. Treasury 2.375% 5/15/2027	500	468
U.S. Treasury 2.625% 5/31/2027	140,000	131,961
U.S. Treasury 2.75% 7/31/2027	117,340	110,854
U.S. Treasury 4.125% 9/30/2027[7]	65,792	65,206
U.S. Treasury 4.125% 10/31/2027	30,000	29,733
U.S. Treasury 2.25% 11/15/2027	56,000	51,749
U.S. Treasury 3.875% 11/30/2027	41,000	40,263
U.S. Treasury 1.125% 2/29/2028	8,000	7,006
U.S. Treasury 4.00% 2/29/2028	50,211	49,539
U.S. Treasury 3.625% 3/31/2028	10,965	10,658
U.S. Treasury 1.25% 5/31/2028	4,300	3,760
U.S. Treasury 3.625% 5/31/2028	5,561	5,405
U.S. Treasury 1.25% 6/30/2028	16,000	13,957
U.S. Treasury 1.00% 7/31/2028	— [2]	— [2]
U.S. Treasury 4.125% 7/31/2028[7]	200,000	198,399
U.S. Treasury 1.125% 8/31/2028	18,000	15,540
U.S. Treasury 1.375% 10/31/2028	84,750	73,722
U.S. Treasury 4.875% 10/31/2028	128,915	132,118
U.S. Treasury 2.875% 4/30/2029	10,000	9,295
U.S. Treasury 3.875% 12/31/2029	74,652	72,701
U.S. Treasury 4.00% 2/28/2030	73,321	71,843
U.S. Treasury 0.625% 5/15/2030	2,500	1,979
U.S. Treasury 4.00% 7/31/2030	3,963	3,879
Intermediate Bond Fund of America — Page 32 of 49

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 9/30/2030	USD153,949	$156,325
U.S. Treasury 4.875% 10/31/2030	15,126	15,589
U.S. Treasury 1.625% 5/15/2031[7]	20,000	16,589
U.S. Treasury 1.25% 8/15/2031	3,000	2,399
U.S. Treasury 1.875% 2/15/2032	10,000	8,302
U.S. Treasury 2.875% 5/15/2032[7]	10,210	9,141
U.S. Treasury 4.125% 11/15/2032	1,153	1,133
U.S. Treasury 3.50% 2/15/2033	6,019	5,628
U.S. Treasury 4.50% 11/15/2033	71,606	72,518
U.S. Treasury 4.50% 8/15/2039[7]	1,699	1,685
U.S. Treasury 1.875% 2/15/2041[7]	1,455	970
U.S. Treasury 2.25% 5/15/2041	355	251
U.S. Treasury 4.375% 8/15/2043[7]	3,110	2,973
U.S. Treasury 1.875% 2/15/2051[7]	1,156	673
U.S. Treasury 2.375% 5/15/2051[7]	662	435
U.S. Treasury 4.00% 11/15/2052	71	65
		3,563,994
U.S. Treasury inflation-protected securities 1.40%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[8]	142,823	140,632
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[8]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[8]	101,404	97,948
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[8]	29,496	27,332
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[8]	39,055	38,190
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7,8]	29,964	23,096
		327,198
Total U.S. Treasury bonds & notes		3,891,192
Asset-backed obligations 12.74%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.717% 10/20/2031[1,3,5]	1,000	997
ABPCI Direct Lending Fund CLO, Ltd., Series 2020-9, Class A1R, (3-month USD CME Term SOFR + 1.662%) 7.049% 11/18/2031[1,3,5]	1,000	999
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[1,5]	448	448
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,5]	1,246	1,251
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]	3,193	3,100
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,5]	4,990	4,987
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,5]	3,657	3,684
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,5]	5,597	5,602
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.732% 4/21/2031[1,3,5]	9,288	9,261
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.378% 7/25/2036[1,3,5]	13,927	13,989
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.605% 1/15/2030[1,3,5]	12,126	12,116
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.605% 10/16/2030[1,3,5]	16,654	16,621
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD CME Term SOFR + 2.112%) 7.505% 10/15/2029[1,3,5]	12,500	12,496
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[1,5]	1,858	1,858
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[1,5]	3,175	3,169
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[1]	140	137
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030[1]	18,488	18,367
American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15% 9/16/2030[1]	25,346	25,595
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[1,5]	13,341	13,065
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]	18,711	18,042
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]	4,022	3,899
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.741% 5/26/2031[1,3,5]	2,420	2,416
Intermediate Bond Fund of America — Page 33 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	USD10,765	$10,754
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027[1]	16,891	16,931
Anchorage Capital CLO, Ltd., Series 2014-4R, Class A, (3-month USD CME Term SOFR + 1.312%) 6.702% 1/28/2031[1,3,5]	184	183
Apidos CLO, Series 2017-27, Class A1R, (3-month USD CME Term SOFR + 1.192%) 6.594% 7/17/2030[1,3,5]	958	954
Apidos CLO, Series 2013-12, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.735% 4/15/2031[1,3,5]	1,462	1,462
Apidos CLO, Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 6.687% 4/20/2031[1,3,5]	1,135	1,134
Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 11.176% 1/20/2036[1,3,5]	750	753
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.597% 1/22/2028[1,3,5]	12,778	12,769
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[1,5]	15,200	15,153
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[1,5]	24,180	23,818
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]	15,377	14,591
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]	16,719	15,438
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]	692	648
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,5]	14,587	14,634
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,5]	26,765	26,731
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,5]	16,901	16,536
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[1,5]	13,000	12,854
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,5]	18,450	18,365
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,5]	5,340	5,401
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD CME Term SOFR + 1.442%) 6.82% 7/25/2034[1,3,5]	2,000	1,994
Balboa Bay Loan Funding, Ltd., Series 2023-1, Class A, (3-month USD CME Term SOFR + 1.90%) 7.316% 4/20/2035[1,3,5]	2,000	2,001
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.629% 11/20/2030[1,3,5]	16,918	16,913
Ballyrock CLO, Ltd., Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 7.358% 4/25/2036[1,3,5]	1,143	1,146
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,5]	222	219
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,5]	7,000	6,724
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,5]	4,139	3,876
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	2,658	2,570
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,5]	4,949	4,811
Battalion CLO, Ltd., Series 2018-12, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.081% 5/17/2031[1,3,5]	2,211	2,198
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 6.777% 1/20/2031[1,3,5]	634	634
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 7.252% 4/30/2031[1,3,5]	800	792
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.489% 7/20/2035[1,3,5]	9,873	9,898
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,5]	2,314	1,977
Blackrock Mt. Hood CLO X LLC, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 2.50%) 7.665% 4/20/2035[1,3,5]	2,000	2,008
BlueMountain CLO, Ltd., Series 2015-3, Class CR, (3-month USD CME Term SOFR + 2.862%) 8.277% 4/20/2031[1,3,5]	250	223
BlueMountain CLO, Ltd., Series 2018-22, Class C, (3-month USD CME Term SOFR + 2.212%) 7.605% 7/15/2031[1,3,5]	2,300	2,236
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[1]	3,068	3,056
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	10,753	10,822
Carlyle Global Market Strategies, CLO, Series 2013-1, Class A1RR, (3-month USD CME Term SOFR + 1.212%) 6.589% 8/14/2030[1,3,5]	430	429
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.682% 4/30/2031[1,3,5]	487	487
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD CME Term SOFR + 1.312%) 6.699% 7/27/2031[1,3,5]	2,871	2,870
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[1]	2,513	2,509
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[1]	3,535	3,527
Intermediate Bond Fund of America — Page 34 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	USD8,182	$8,167
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]	4,322	4,325
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26% 2/15/2029[1]	8,980	8,972
Carval CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.462%) 6.855% 10/15/2034[1,3,5]	250	249
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,5]	4,360	4,369
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]	2,047	2,051
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	130	124
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]	564	565
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	12,045	10,382
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	2,354	2,139
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.619% 7/27/2030[1,3,5]	28,838	28,818
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 8.144% 10/15/2034[1,3,5]	4,000	4,006
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.794% 3/22/2035[1,3,5]	2,000	2,007
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	44,473	40,748
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	7,001	5,936
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	33,854	29,885
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]	43,629	42,972
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]	11,395	11,182
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,5]	4,061	4,079
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD CME Term SOFR + 1.962%) 7.374% 4/23/2029[1,3,5]	3,500	3,498
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.372%) 6.787% 1/22/2031[1,3,5]	232	232
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.069% 4/22/2026[1,3]	14,879	14,900
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,5]	7,369	7,414
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,5]	10,093	10,164
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]	3,305	2,902
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,5]	7,624	6,683
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]	2,024	1,782
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,5]	3,789	3,273
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 8.205% 10/15/2029[1,3,5]	400	400
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[1,5]	5,101	5,093
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,5]	97	97
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,5]	1,896	1,885
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,5]	4,591	4,553
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[1,5]	5,762	5,761
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027[1,5]	9,182	9,234
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,5]	6,529	6,422
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,5]	1,762	1,755
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,5]	5,640	5,551
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD CME Term SOFR + 2.612%) 8.005% 10/15/2031[1,3,5]	1,000	996
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[1]	1,454	1,450
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[1,5]	237	236
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,5]	362	358
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[1,5]	888	884
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[1,5]	5,590	5,588
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,5]	4,927	4,913
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,5]	7,493	7,488
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[1,5]	10,000	9,798
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,5]	7,442	7,323
Intermediate Bond Fund of America — Page 35 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.635% 4/15/2028[1,3,5]	USD18,250	$18,249
Dryden Senior Loan Fund, CLO, Series 2013-28, Class A1LR, (3-month USD CME Term SOFR + 1.462%) 6.841% 8/15/2030[1,3,5]	— [2]	— [2]
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.755% 1/15/2031[1,3,5]	3,524	3,524
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 6.651% 5/15/2031[1,3,5]	1,207	1,203
Dryden Senior Loan Fund, CLO, Series 2019-72, Class CR, (3-month USD CME Term SOFR + 2.112%) 7.491% 5/15/2032[1,3,5]	2,086	2,040
Dryden Senior Loan Fund, CLO, Series 2023-113, Class DR, (3-month USD CME Term SOFR + 4.40%) 9.816% 10/20/2035[1,3,5]	3,000	3,001
Eaton Vance CDO, Ltd., CLO, Series 2019-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.755% 4/15/2031[1,3,5]	415	414
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	2,435	2,115
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 7.053% 7/17/2033[1,3,5]	12,000	12,014
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.302%) 6.717% 10/20/2034[1,3,5]	2,000	1,996
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[1,5]	8,166	7,990
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]	3,724	3,666
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,5]	13,913	13,890
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[1]	2,512	2,511
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[1]	1,034	1,034
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[1]	830	830
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,5]	1,373	1,365
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[1]	1,219	1,217
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]	543	536
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	2,792	2,790
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	13,665	13,570
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[1]	3,628	3,615
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	5,806	5,798
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	4,938	4,931
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	458	458
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	416	412
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	2,286	2,268
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]	7,104	7,046
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	13,169	13,318
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	20,171	18,465
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,5]	1,787	1,599
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[1,5]	13,731	13,726
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]	3,022	3,004
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]	4,486	4,462
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]	474	469
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]	320	313
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,5]	14,819	14,199
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,5]	6,591	5,984
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,5]	8,653	8,498
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,5]	45,949	45,980
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.662% 4/23/2036[1,3,5]	2,000	2,010
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.412% 4/23/2036[1,3,5]	984	986
Fortress Credit Opportunities CLO, LLC, Series 2022-17, Class A, (3-month USD CME Term SOFR + 1.37%) 6.764% 1/15/2030[1,3,5]	683	682
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 6.625% 10/15/2030[1,3,5]	1,741	1,738
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]	8,221	7,282
Intermediate Bond Fund of America — Page 36 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,5]	USD1,127	$1,001
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	6,813	5,856
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]	4,551	4,243
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,5]	11,325	10,236
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]	12,732	11,463
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]	31,864	27,825
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]	14,184	12,481
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,5]	21,000	21,037
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]	4,733	4,727
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]	585	584
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]	529	521
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[1]	4,670	4,652
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	4,390	4,381
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	2,560	2,556
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[1]	2,278	2,272
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,5]	10,630	10,607
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]	3,487	3,569
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,5]	13,906	14,240
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,5]	7,050	7,056
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,5]	2,869	2,870
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD CME Term SOFR + 1.172%) 6.587% 11/20/2030[1,3,5]	1,121	1,118
GoldenTree Loan Opportunities X, Ltd., Series 2015-10, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.797% 7/20/2031[1,3,5]	9,190	9,190
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.727% 1/18/2031[1,3,5]	3,406	3,407
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.13% 10/25/2034[1,3,5]	2,000	1,975
Greywolf CLO, Ltd., Series 2015-1, Class BR, (3-month USD CME Term SOFR + 2.262%) 7.64% 1/27/2031[1,3,5]	1,800	1,770
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.752% 7/28/2031[1,3,5]	5,410	5,405
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.894% 1/15/2035[1,3,5]	882	898
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 11.344% 1/15/2035[1,3,5]	1,000	996
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD CME Term SOFR + 3.662%) 9.074% 1/22/2031[1,3,5]	286	262
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.537% 7/20/2031[1,3,5]	3,114	3,108
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]	37,801	36,297
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]	3,904	3,735
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,5]	28,105	26,628
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,5]	14,390	13,902
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	48,147	42,767
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	1,580	1,402
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[1,5]	14,882	14,721
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,5]	7,560	7,653
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[1]	9,691	9,667
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	6,560	6,524
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[1]	3,626	3,639
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD CME Term SOFR + 1.292%) 6.685% 1/15/2031[1,3,5]	292	292
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.355% 7/14/2031[1,3,5]	500	493
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.266% 7/20/2035[1,3,5]	13,951	13,966
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.835% 1/15/2031[1,3,5]	348	348
KKR Financial CLO, Ltd., Series 28, Class A, (3-month USD CME Term SOFR + 1.416%) 6.811% 3/15/2031[1,3,5]	1,192	1,191
Intermediate Bond Fund of America — Page 37 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 6.655% 4/15/2031[1,3,5]	USD1,481	$1,477
KKR Financial CLO, Ltd., Series 21, Class B, (3-month USD CME Term SOFR + 1.662%) 7.055% 4/15/2031[1,3,5]	800	785
KKR Financial CLO, Ltd., Series 22-2, Class C, (3-month USD CME Term SOFR + 4.25%) 9.666% 10/20/2031[1,3,5]	1,000	1,000
KKR Financial CLO, Ltd., Series 32, Class A1, (3-month USD CME Term SOFR + 1.582%) 6.975% 1/15/2032[1,3,5]	2,500	2,500
KKR Financial CLO, Ltd., Series 22-43, Class D, (3-month USD CME Term SOFR + 6.12%) 11.514% 7/15/2034[1,3,5]	1,570	1,570
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 6.887% 10/20/2034[1,3,5]	1,000	994
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,5]	3,981	3,926
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]	7,133	7,118
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,5]	1,600	1,546
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]	10,448	10,389
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	2,602	2,588
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	1,726	1,725
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]	1,759	1,749
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[1,5]	17,341	17,400
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,5]	3,538	3,552
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	656	654
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,5]	2,111	2,092
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[1,5]	5,730	5,756
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	1,508	1,492
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	3,336	3,299
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,5]	1,040	1,047
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	283	278
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.735% 7/16/2031[1,3,5]	8,514	8,508
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.674% 7/21/2030[1,3,5]	31,115	31,064
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.619% 7/27/2031[1,3,5]	776	774
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD CME Term SOFR + 1.912%) 7.29% 4/25/2032[1,3,5]	800	795
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.805% 4/15/2029[1,3,5]	10,834	10,832
Marble Point CLO XI, Ltd., Series 2017-2, Class A, (3-month USD CME Term SOFR + 1.442%) 6.835% 12/18/2030[1,3,5]	1,018	1,016
Marble Point CLO, Ltd., Series 2019-1, Class CR, (3-month USD CME Term SOFR + 2.612%) 8.024% 7/23/2032[1,3,5]	2,400	2,358
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[1]	2,026	2,021
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD CME Term SOFR + 3.562%) 8.977% 7/20/2031[1,3,5]	1,500	1,416
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD CME Term SOFR + 1.332%) 6.747% 4/20/2033[1,3,5]	2,500	2,487
MidOcean Credit CLO, Series 2023-12, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.395% 4/18/2034[1,3,5]	2,000	2,003
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,5]	14,466	14,362
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,5]	25,605	25,510
Monroe Capital MML CLO X LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 7.237% 5/20/2034[1,3,5]	2,700	2,665
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.512%) 6.927% 10/20/2030[1,3,5]	404	404
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]	5,515	4,754
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,5]	9,106	7,810
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]	24,330	20,792
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,5]	22,168	18,792
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,5]	8,303	6,901
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,5]	27,737	23,622
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	11,788	10,100
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]	23,630	20,973
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	28,004	24,876
Intermediate Bond Fund of America — Page 38 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	USD71,616	$64,139
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.186% 4/20/2062[1,3,5]	17,913	17,601
Neuberger Berman CLO, Ltd., Series 2014-17, Class CR2, (3-month USD CME Term SOFR + 2.262%) 7.674% 4/22/2029[1,3,5]	400	398
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD CME Term SOFR + 1.192%) 6.587% 10/18/2029[1,3,5]	289	288
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	157,699	136,514
Newark BSL CLO 1, Ltd., Series 2016-1, Class BR, (3-month USD CME Term SOFR + 2.262%) 7.649% 12/21/2029[1,3,5]	1,100	1,091
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.61% 7/25/2030[1,3,5]	9,268	9,243
Northwoods Capital, Ltd., CLO, Series 2018-17, Class D, (3-month USD CME Term SOFR + 3.112%) 8.524% 4/22/2031[1,3,5]	662	621
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.619% 4/20/2035[1,3,5]	750	751
Oaktree CLO, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 2.112%) 7.527% 10/20/2030[1,3,5]	500	490
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.416% 1/20/2035[1,3,5]	4,000	4,004
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 8.166% 1/20/2035[1,3,5]	1,250	1,251
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.777% 7/20/2031[1,3,5]	4,257	4,256
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.668% 4/10/2033[1,3,5]	2,000	1,994
Octagon Investment Partners 32, Ltd., CLO, Series 2017-1, Class A1R, (3-month USD CME Term SOFR + 1.212%) 6.605% 7/15/2029[1,3,5]	204	204
Octagon Investment Partners XVII, Ltd., CLO, Series 2013-1, Class CR2, (3-month USD CME Term SOFR + 1.962%) 7.34% 1/25/2031[1,3,5]	800	777
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.615% 4/16/2031[1,3,9]	1,414	1,412
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,5]	26,257	25,541
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,5]	817	792
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,5]	11,375	10,818
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,5]	18,732	17,205
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,5]	2,000	1,829
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[1]	189	165
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037[1]	1,708	1,347
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.584% 10/25/2036[1,3,5]	757	760
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/25/2028[1,3,5]	5,831	5,839
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.577% 4/20/2029[1,3,5]	5,292	5,289
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD CME Term SOFR + 1.512%) 6.881% 5/20/2029[1,3,5]	6,000	5,946
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.455% 10/15/2029[1,3,5]	14,525	14,488
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 7.055% 10/15/2029[1,3,5]	8,556	8,481
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.444% 4/15/2030[1,3,5]	8,891	8,861
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 7.214% 4/15/2031[1,3,5]	20,507	20,509
Palmer Square Loan Funding, CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.75%) 9.144% 4/15/2031[1,3,5]	6,000	6,001
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.148% 7/24/2031[1,3,5]	10,587	10,606
Palmer Square Loan Funding, CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 2.35%) 7.698% 7/24/2031[1,3,5]	7,111	7,114
Intermediate Bond Fund of America — Page 39 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.664% 10/17/2031[1,3,5]	USD2,200	$2,197
Parallel, Ltd., Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.482%) 6.897% 7/20/2034[1,3,5]	2,500	2,492
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	8,182	7,986
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.474% 8/16/2027[1,3,5]	6,898	6,904
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,5]	17,000	17,089
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]	18,138	18,048
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,5]	12,879	12,875
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[1]	3,145	2,874
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.366% 4/20/2036[1,3,5]	3,000	3,007
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 8.716% 4/20/2036[1,3,5]	429	430
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.866% 1/20/2031[1,3,5]	15,680	15,685
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 9.016% 1/20/2031[1,3,5]	3,733	3,743
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 9.916% 1/20/2031[1,3,5]	2,000	2,000
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,5]	7,853	7,845
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.707% 7/25/2051[1,3,5]	2,202	2,183
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.595% 10/15/2030[1,3,5]	28,883	28,826
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,5]	2,815	2,820
Recette CLO, LLC, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.342%) 6.757% 4/20/2034[1,3,5]	12,000	11,946
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	15,511	15,335
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 6.867% 10/20/2030[1,3,5]	1,392	1,392
RR, Ltd., Series 2022-24, Class A1AR, (3-month USD CME Term SOFR + 1.73%) 7.099% 1/15/2036[1,3,5]	5,000	5,000
RR, Ltd., CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 7.794% 1/15/2032[1,3,5]	4,531	4,536
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[1]	3,349	3,348
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[1]	5,418	5,413
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[1]	13,235	13,163
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2, 6.08% 8/17/2026[1]	3,845	3,848
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]	4,774	4,682
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[1]	6,502	6,465
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[1]	5,979	5,990
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	5,592	5,503
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	4,345	4,338
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]	9,971	9,807
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]	7,447	7,437
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]	10,100	9,890
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	2,072	2,068
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]	8,750	8,639
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]	6,863	6,883
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	4,216	4,235
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	5,662	5,525
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	9,733	9,512
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	12,380	12,125
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	1,162	1,178
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,5]	7,649	7,650
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]	9,364	9,369
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]	4,777	4,774
Shackleton CLO, Ltd., Series 2014-5R, Class A, (3-month USD CME Term SOFR + 1.362%) 6.742% 5/7/2031[1,3,5]	2,853	2,847
Signal Peak CLO, LLC, Series 2015-1, (3-month USD CME Term SOFR + 1.242%) 6.657% 4/20/2029[1,3,5]	513	511
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.87% 11/15/2052[1,3,5]	4,122	4,123
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]	6,566	5,649
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	6,440	5,552
Intermediate Bond Fund of America — Page 40 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.735% 4/15/2030[1,3,5]	USD8,357	$8,341
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.657% 10/20/2030[1,3,5]	5,910	5,897
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.807% 4/18/2031[1,3,5]	400	399
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 7.907% 4/18/2031[1,3,5]	800	758
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	10,306	9,459
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	9,311	7,931
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	2,644	2,426
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]	878	801
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.162%) 6.577% 12/28/2029[1,3,5]	703	702
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.566% 10/20/2031[1,3,5]	17,651	17,656
Stratus Static CLO, Ltd., Series 2022-3, Class C, (3-month USD CME Term SOFR + 4.00%) 9.416% 10/20/2031[1,3,5]	2,000	2,001
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	21,393	19,742
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.616% 4/20/2035[1,3,5]	17,000	17,012
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 10.889% 10/20/2036[1,3,5]	2,000	1,992
Symphony CLO, Ltd., Series 2023-39, Class B, (3-month USD CME Term SOFR + 2.30%) 7.712% 4/25/2034[1,3,5]	4,000	4,012
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.47% 10/25/2029[1,3,5]	2,125	2,115
Symphony, Ltd., CLO, Series 2014-15A, Class AR3, (3-month USD CME Term SOFR + 1.342%) 6.744% 1/17/2032[1,3,5]	550	549
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	40,446	40,681
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[1]	5,977	6,054
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]	4,485	3,991
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD CME Term SOFR + 3.662%) 9.077% 4/20/2034[1,3,5]	750	701
Teachers Insurance and Annuity Association of AME, CLO, Series 2016-1, Class AR, (3-month USD CME Term SOFR + 1.462%) 6.877% 7/20/2031[1,3,5]	1,481	1,479
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD CME Term SOFR + 1.502%) 6.904% 1/17/2030[1,3,5]	874	874
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]	3,315	2,945
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 9/20/2045[1,5]	2,725	2,411
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[1,5]	5,621	4,819
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]	24,119	20,864
TICP CLO, Ltd., Series 2018-10, Class B, (3-month USD CME Term SOFR + 1.732%) 7.147% 4/20/2031[1,3,5]	800	791
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[1,5]	6,400	6,300
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,5]	26,891	25,259
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[1]	5,888	5,815
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	8,664	8,661
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[1]	449	446
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,5]	6,978	6,960
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD CME Term SOFR + 3.442%) 8.82% 4/25/2034[1,3,5]	500	474
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.079% 1/25/2036[1,3,5]	14,000	14,010
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 6.84% 1/25/2035[1,3,5]	2,000	1,991
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.263% 7/20/2036[1,3,5]	1,000	1,004
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	22,333	19,397
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,5]	3,840	3,413
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]	4,786	4,065
TSTAT 2022-1, Ltd., Series 2022-1, Class BR, (3-month USD CME Term SOFR + 2.35%) 7.73% 7/20/2031[1,3,5]	4,000	4,005
TSTAT 2022-1, Ltd., Series 2022-1, Class CR, (3-month USD CME Term SOFR + 2.85%) 8.23% 7/20/2031[1,3,5]	4,000	4,010
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 7.046% 10/20/2034[1,3,5]	15,500	15,505
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.535% 4/15/2027[1,3,9]	611	610
Intermediate Bond Fund of America — Page 41 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]	USD7,000	$6,981
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	17,354	17,209
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[1,6]	8,444	8,210
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,6]	14,481	14,268
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,5]	17,745	17,507
Vibrant CLO, Ltd., Series 2019-11, Class A1R1, (3-month USD CME Term SOFR + 1.382%) 6.797% 7/20/2032[1,3,5]	2,800	2,796
Voya, Ltd., CLO, Series 2018-2, Class C1, (3-month USD CME Term SOFR + 2.112%) 7.505% 7/15/2031[1,3,5]	300	293
Voya, Ltd., CLO, Series 2020-2, Class DR, (3-month USD CME Term SOFR + 3.362%) 8.758% 7/19/2034[1,3,5]	665	649
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD CME Term SOFR + 1.152%) 6.567% 7/20/2029[1,3,5]	76	76
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.814% 1/17/2031[1,3,5]	2,425	2,420
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 8.253% 4/15/2034[1,3,5]	700	700
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[1,5]	7,151	7,145
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[1,5]	2,315	2,310
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,5]	9,585	9,569
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,5]	7,200	7,172
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,5]	12,505	12,496
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,5]	10,000	9,986
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,5]	16,360	16,361
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,5]	16,800	16,721
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,5]	2,978	2,960
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,5]	3,188	3,159
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,5]	2,883	2,841
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,5]	6,261	6,242
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]	2,312	2,292
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]	1,287	1,272
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 7.305% 7/15/2030[1,3,5]	250	249
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.657% 10/18/2030[1,3,5]	1,783	1,780
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD CME Term SOFR + 2.562%) 7.974% 10/22/2031[1,3,5]	250	243
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.878% 4/25/2036[1,3,5]	1,750	1,753
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.878% 4/25/2036[1,3,5]	1,000	1,007
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[1]	10,300	10,212
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	947	946
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	758	753
		2,989,506
Bonds & notes of governments & government agencies outside the U.S. 2.40%
Alberta (Province of) 1.875% 11/13/2024	10,000	9,685
Asian Development Bank 4.125% 9/27/2024	23,876	23,651
Asian Development Bank 1.50% 10/18/2024	19,642	19,018
Asian Development Bank 2.50% 11/2/2027	5,573	5,181
Asian Development Bank 2.75% 1/19/2028	4	4
Caisse d’Amortissement de la Dette Sociale 3.375% 3/20/2024[5]	4,545	4,516
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[5]	10,000	9,595
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[5]	10,000	9,223
CPPIB Capital, Inc. 0.50% 9/16/2024[5]	6,052	5,829
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 5.33% 3/11/2026[3,5]	9,893	10,101
CPPIB Capital, Inc. 0.875% 9/9/2026[5]	12,181	10,983
Development Bank of Japan, Inc. 1.75% 2/18/2025[5]	22,926	21,985
Development Bank of Japan, Inc. 1.25% 10/20/2026[5]	25,316	22,903
Development Bank of Japan, Inc. 1.75% 10/20/2031[5]	4,590	3,692
European Investment Bank 2.25% 6/24/2024	2,215	2,177
European Investment Bank 0.75% 10/26/2026	10,357	9,309
Inter-American Development Bank 0.50% 9/23/2024	10,000	9,621
Inter-American Development Bank 1.75% 3/14/2025	1,704	1,634
Intermediate Bond Fund of America — Page 42 of 49

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Inter-American Development Bank 4.50% 5/15/2026	USD16,808	$16,752
Inter-American Development Bank 1.125% 7/20/2028	1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025	3	3
International Bank for Reconstruction and Development 0.75% 3/11/2025	14,923	14,137
International Development Assn. 0.375% 9/23/2025[5]	20,000	18,458
Italy (Republic of) 2.375% 10/17/2024	27,000	26,250
Japan Bank for International Cooperation 2.50% 5/23/2024	12,280	12,105
Japan Bank for International Cooperation 2.875% 4/14/2025	17,670	17,116
Japan Bank for International Cooperation 4.25% 1/26/2026	9,562	9,422
Japan Bank for International Cooperation 1.875% 4/15/2031	9,834	8,031
KfW 0.375% 7/18/2025	20,670	19,222
KfW 5.125% 9/29/2025	38,445	38,628
Kommunalbanken 0.50% 10/21/2024[5]	6,638	6,362
Kommunalbanken 0.375% 9/11/2025[5]	25,000	23,070
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[5]	7,867	7,747
OMERS Finance Trust 3.50% 4/19/2032[5]	4,988	4,439
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[5]	23,131	20,814
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[5]	31,138	29,468
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[5]	5,070	4,164
Poland (Republic of) 4.00% 1/22/2024	4,607	4,599
Poland (Republic of) 3.25% 4/6/2026	472	454
Portuguese Republic 5.125% 10/15/2024	24,000	23,928
PSP Capital, Inc. 1.625% 10/26/2028[5]	12,052	10,465
Qatar (State of) 3.375% 3/14/2024[5]	9,928	9,862
Quebec Canada (Province of) 0.60% 7/23/2025	29,200	27,248
Saskatchewan (Province of) 3.25% 6/8/2027	10,528	10,047
Swedish Export Credit Corp. 3.625% 9/3/2024	22,643	22,323
		564,222
Federal agency bonds & notes 0.18%
Fannie Mae 0.875% 8/5/2030	21,412	16,880
Federal Farm Credit Banks 1.75% 2/14/2025	17,842	17,166
Federal Farm Credit Banks 1.60% 7/13/2033	2,926	2,214
Tennessee Valley Authority 3.875% 3/15/2028	6,518	6,359
		42,619
Municipals 0.17% California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028	11,085	9,803
Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	11,385	10,701
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	3,785	3,366
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	3,805	3,140
		17,207
New York 0.06%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028	15,255	13,474
Total municipals		40,484
Total bonds, notes & other debt instruments (cost: $23,630,716,000)		22,945,424
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Preferred securities 0.02% Financials 0.02%	Shares	Value (000)
CoBank, ACB, Class E, 6.848% noncumulative preferred shares[3,5]	4,000	$3,140
Total preferred securities (cost: $3,985,000)		3,140
Short-term securities 12.99% Money market investments 12.99%
Capital Group Central Cash Fund 5.46%[10,11]	30,497,830	3,049,783
Total short-term securities (cost: $3,049,592,000)		3,049,783
Options purchased (equity style) 0.01%
Options purchased (equity style)*		2,907
Total options purchased (equity style) (cost: $2,493,000)		2,907
Total investment securities 110.77% (cost: $26,686,786,000)		26,001,254
Total options written (0.01)%†		(3,881)
Other assets less liabilities (10.76)%		(2,524,547)
Net assets 100.00%		$23,472,826
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 11/30/2023 (000)
Call
3 Month SOFR Futures Option	2,005	USD201	USD96.00	6/14/2024	$2,845
Put
3 Month SOFR Futures Option	1,300	USD130	USD94.31	3/15/2024	40
3 Month SOFR Futures Option	693	69	94.38	3/15/2024	22
					$62
					$2,907
†Options written (equity style)

Options on futures
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 11/30/2023 (000)
Call
3 Month SOFR Futures Option	2,006	USD(201)	USD96.00	6/14/2024	$(3,047)
5 Year U.S. Treasury Note Futures Option	382	(38)	106.50	2/23/2024	(459)
					$(3,506)
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†Options written (equity style) (continued)

Options on futures (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 11/30/2023 (000)
Put
3 Month SOFR Futures Option	1,300	USD(130)	USD94.06	3/15/2024	$(33)
3 Month SOFR Futures Option	693	(70)	94.13	3/15/2024	(17)
5 Year U.S. Treasury Note Futures Option	382	(38)	106.50	2/23/2024	(325)
					$(375)
					$(3,881)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2023 (000)
30 Day Federal Funds Futures	Short	1,411	12/1/2023	USD(556,625)	$(255)
2 Year U.S. Treasury Note Futures	Long	33,537	4/3/2024	6,857,007	19,646
5 Year U.S. Treasury Note Futures	Long	62,411	4/3/2024	6,668,713	35,511
10 Year U.S. Treasury Note Futures	Long	18,849	3/28/2024	2,069,561	10,827
10 Year Ultra U.S. Treasury Note Futures	Short	13,486	3/28/2024	(1,530,872)	(10,736)
20 Year U.S. Treasury Bond Futures	Short	10,690	3/28/2024	(1,244,717)	(11,235)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,182	3/28/2024	(145,386)	(1,669)
					$42,089
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD257,552	$(212)	$—	$(212)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	377,348	(307)	—	(307)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	515,100	(423)	—	(423)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	231,800	(2,350)	—	(2,350)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	480,632	(4,799)	—	(4,799)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	519,368	(5,179)	—	(5,179)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	35,882	(371)	—	(371)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	170,100	(1,780)	—	(1,780)
4.912%	Annual	SOFR	Annual	8/24/2025	94,000	333	—	333
4.8189%	Annual	SOFR	Annual	8/25/2025	94,000	190	—	190
4.8195%	Annual	SOFR	Annual	9/1/2025	79,000	179	—	179
4.75908%	Annual	SOFR	Annual	11/9/2025	943,600	3,167	—	3,167
4.7575%	Annual	SOFR	Annual	11/9/2025	849,400	2,826	—	2,826
4.74674%	Annual	SOFR	Annual	11/9/2025	597,000	1,868	—	1,868
4.28%	Annual	SOFR	Annual	2/29/2028	15,500	129	—	129
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Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.269%	Annual	SOFR	Annual	2/29/2028	USD15,500	$123	$—	$123
SOFR	Annual	3.2015%	Annual	1/19/2033	65,821	3,876	—	3,876
SOFR	Annual	3.1205%	Annual	1/20/2033	65,834	4,284	—	4,284
SOFR	Annual	3.16653%	Annual	1/24/2033	67,942	4,188	—	4,188
SOFR	Annual	3.18606%	Annual	1/24/2033	62,818	3,779	—	3,779
SOFR	Annual	4.15%	Annual	5/15/2033	7,790	(106)	—	(106)
SOFR	Annual	4.1615%	Annual	5/15/2033	7,700	(112)	—	(112)
4.0135%	Annual	SOFR	Annual	8/21/2033	7,300	18	—	18
SOFR	Annual	4.061%	Annual	8/24/2033	22,000	(137)	—	(137)
SOFR	Annual	3.9519%	Annual	8/25/2033	22,000	55	—	55
SOFR	Annual	3.8275%	Annual	9/1/2033	17,900	224	—	224
SOFR	Annual	4.18799%	Annual	11/9/2033	139,500	(2,323)	—	(2,323)
SOFR	Annual	4.205%	Annual	11/9/2033	199,400	(3,597)	—	(3,597)
SOFR	Annual	4.19658%	Annual	11/9/2033	223,100	(3,871)	—	(3,871)
SOFR	Annual	3.41%	Annual	7/28/2045	233,400	19,415	—	19,415
SOFR	Annual	3.045%	Annual	7/27/2050	5,800	806	—	806
						$19,893	$—	$19,893
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 11/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2023 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD131,017	$(2,214)	$(1,731)	$(483)
Investments in affiliates11

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 12.99%
Money market investments 12.99%
Capital Group Central Cash Fund 5.46%[10]	$3,620,380	$2,151,968	$2,722,518	$67	$(114)	$3,049,783	$47,755
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.615% 4/16/2031[1,3]	10/28/2022	$1,386	$1,412	.01%
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.535% 4/15/2027[1,3]	10/4/2022	606	610	.00 [12]
Total		$1,992	$2,022	.01%

Intermediate Bond Fund of America — Page 46 of 49

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,221,149,000, which represented 22.24% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $161,578,000, which represented .69% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $2,022,000, which represented .01% of the net assets of the fund.

[10]	Rate represents the seven-day yield at 11/30/2023.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued
Intermediate Bond Fund of America — Page 47 of 49

unaudited
based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $2,606,000. The average month-end notional amount of futures contracts while held was $20,811,618,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $4,576,197,000 and $491,144,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,418,461	$—	$10,418,461
Corporate bonds, notes & loans	—	4,998,940	—	4,998,940
U.S. Treasury bonds & notes	—	3,891,192	—	3,891,192
Asset-backed obligations	—	2,989,506	—	2,989,506
Bonds & notes of governments & government agencies outside the U.S.	—	564,222	—	564,222
Federal agency bonds & notes	—	42,619	—	42,619
Municipals	—	40,484	—	40,484
Preferred securities	—	3,140	—	3,140
Short-term securities	3,049,783	—	—	3,049,783
Options purchased on futures (equity style)	2,907	—	—	2,907
Total	$3,052,690	$22,948,564	$—	$26,001,254

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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written on futures	$21	$—	$—	$21
Unrealized appreciation on futures contracts	65,984	—	—	65,984
Unrealized appreciation on centrally cleared interest rate swaps	—	45,460	—	45,460
Liabilities:
Unrealized depreciation on options written on futures	(658)	—	—	(658)
Unrealized depreciation on futures contracts	(23,895)	—	—	(23,895)
Unrealized depreciation on centrally cleared interest rate swaps	—	(25,567)	—	(25,567)
Unrealized depreciation on centrally cleared credit default swaps	—	(483)	—	(483)
Total	$41,452	$19,410	$—	$60,862
*
Options written, futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate
Fin. = Finance
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-023-0124O-S96472
Intermediate Bond Fund of America — Page 49 of 49